UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811-03897)

Exact name of registrant as specified in charter:	Putnam Mortgage Securities Fund

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Stephen Tate, Vice President

100 Federal Street

Boston, Massachusetts 02110

Copy to:	Bryan Chegwidden, Esq.

Ropes & Gray LLP

1211 Avenue of the Americas

New York, New York 10036

James E. Thomas, Esq.

Ropes & Gray LLP

800 Boylston Street

Boston, Massachusetts 02199

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	September 30, 2024

Date of reporting period:	October 1, 2023 – September 30, 2024

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

Putnam Mortgage Securities Fund
Class A [PGSIX]
Annual Shareholder Report | September 30, 2024

This annual shareholder report contains important information about Putnam Mortgage Securities Fund for the period October 1, 2023, to September 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$102	0.95%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2024, Class A shares of Putnam Mortgage Securities Fund returned 14.76%. The Fund compares its performance to the Bloomberg U.S. MBS Index and the Putnam Mortgage Securities Linked Benchmark¹, which both returned 12.32% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Residential mortgage-backed securities (RMBS), led by our agency credit risk transfer holdings. Borrower fundamentals remained strong and the housing market proved resilient despite affordability pressures and near record-low inventory as spreads tightened across RMBS subsectors over the period.

↑
Exposure to commercial mortgage-backed securities (CMBS), which benefited from higher-than-anticipated payoff rates and refinancings, along with sufficient property cashflows. Spreads tightened notably in early 2024 due to strong investor demand for CMBS.

↑
Prepayment strategies as a whole, due primarily to seasoned agency interest-only securities. Prepayment speeds generally remained at historic lows as the majority of mortgage borrowers have little incentive to refinance at today’s higher mortgage rates.

↑	Tactical mortgage basis positioning, driven by a relative overweight position which benefited as the basis tightened alongside the rally in long-term interest rates.

Top detractors from performance:
↓	Exposure to recently issued agency interest-only securities, whose underlying borrowers have responded to declining mortgage rates with increased prepayment speeds.
Use of derivatives and the impact on performance:
The Fund used interest rate swaps to hedge term structure risk and for yield curve positioning. In aggregate this had a negative impact on performance.
Putnam Mortgage Securities Fund	PAGE 1	38913-ATSA-1124

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,600 AFTER MAXIMUM APPLICABLE SALES CHARGE) –
Class A 9/30/2014 — 9/30/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2024

	1 Year	5 Year	10 Year
Class A	14.76	-0.83	0.66
Class A (with sales charge)	10.17	-1.64	0.25
Bloomberg U.S. Aggregate Index	11.57	0.33	1.84
Bloomberg U.S. MBS Index	12.32	0.04	1.41
Putnam Mortgage Securities Linked Benchmark[1]	12.32	0.04	1.32
1	The Putnam Mortgage Securities Linked Benchmark represents the performance of the Bloomberg GNMA Index through April 18, 2018, and the performance of the Bloomberg U.S. MBS Index thereafter.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund changed its investment policies and strategies as of April 19, 2018.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of September 30, 2024)

Total Net Assets	$434,191,294
Total Number of Portfolio Holdings*	443
Total Management Fee Paid	$1,609,608
Portfolio Turnover Rate	1,383%
*	Includes derivatives, if applicable.
Putnam Mortgage Securities Fund	PAGE 2	38913-ATSA-1124

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Allocations may not total 100% because the chart includes the notional value of certain derivatives (the economic value for purposes of calculating periodic payment obligations), including to-be-announced mortgage security trades, if any, in addition to the market value of securities. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
Effective September 30, 2024, the portfolio managers for the Fund are Michael Salm, Jatin Misra, Neil Dhruv and Paul Varunok.
This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by February 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Mortgage Securities Fund	PAGE 3	38913-ATSA-1124

HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Mortgage Securities Fund	PAGE 4	38913-ATSA-1124

Putnam Mortgage Securities Fund
Class C [PGVCX]
Annual Shareholder Report | September 30, 2024

This annual shareholder report contains important information about Putnam Mortgage Securities Fund for the period October 1, 2023, to September 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$182	1.70%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2024, Class C shares of Putnam Mortgage Securities Fund returned 13.94%. The Fund compares its performance to the Bloomberg U.S. MBS Index and the Putnam Mortgage Securities Linked Benchmark¹, which both returned 12.32% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Residential mortgage-backed securities (RMBS), led by our agency credit risk transfer holdings. Borrower fundamentals remained strong and the housing market proved resilient despite affordability pressures and near record-low inventory as spreads tightened across RMBS subsectors over the period.

↑
Exposure to commercial mortgage-backed securities (CMBS), which benefited from higher-than-anticipated payoff rates and refinancings, along with sufficient property cashflows. Spreads tightened notably in early 2024 due to strong investor demand for CMBS.

↑
Prepayment strategies as a whole, due primarily to seasoned agency interest-only securities. Prepayment speeds generally remained at historic lows as the majority of mortgage borrowers have little incentive to refinance at today’s higher mortgage rates.

↑	Tactical mortgage basis positioning, driven by a relative overweight position which benefited as the basis tightened alongside the rally in long-term interest rates.

Top detractors from performance:
↓	Exposure to recently issued agency interest-only securities, whose underlying borrowers have responded to declining mortgage rates with increased prepayment speeds.
Use of derivatives and the impact on performance:
The Fund used interest rate swaps to hedge term structure risk and for yield curve positioning. In aggregate this had a negative impact on performance.
Putnam Mortgage Securities Fund	PAGE 1	38913-ATSC-1124

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT –  Class C 9/30/2014 — 9/30/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2024

	1 Year	5 Year	10 Year
Class C	13.94	-1.58	0.05
Class C (with sales charge)	12.94	-1.58	0.05
Bloomberg U.S. Aggregate Index	11.57	0.33	1.84
Bloomberg U.S. MBS Index	12.32	0.04	1.41
Putnam Mortgage Securities Linked Benchmark[1]	12.32	0.04	1.32
1	The Putnam Mortgage Securities Linked Benchmark represents the performance of the Bloomberg GNMA Index through April 18, 2018, and the performance of the Bloomberg U.S. MBS Index thereafter.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund changed its investment policies and strategies as of April 19, 2018.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of September 30, 2024)

Total Net Assets	$434,191,294
Total Number of Portfolio Holdings*	443
Total Management Fee Paid	$1,609,608
Portfolio Turnover Rate	1,383%
*	Includes derivatives, if applicable.
Putnam Mortgage Securities Fund	PAGE 2	38913-ATSC-1124

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Allocations may not total 100% because the chart includes the notional value of certain derivatives (the economic value for purposes of calculating periodic payment obligations), including to-be-announced mortgage security trades, if any, in addition to the market value of securities. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
Effective September 30, 2024, the portfolio managers for the Fund are Michael Salm, Jatin Misra, Neil Dhruv and Paul Varunok.
This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by February 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Mortgage Securities Fund	PAGE 3	38913-ATSC-1124

HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Mortgage Securities Fund	PAGE 4	38913-ATSC-1124

Putnam Mortgage Securities Fund
Class R [PGVRX]
Annual Shareholder Report | September 30, 2024

This annual shareholder report contains important information about Putnam Mortgage Securities Fund for the period October 1, 2023, to September 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$129	1.20%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2024, Class R shares of Putnam Mortgage Securities Fund returned 14.41%. The Fund compares its performance to the Bloomberg U.S. MBS Index and the Putnam Mortgage Securities Linked Benchmark¹, which both returned 12.32% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Residential mortgage-backed securities (RMBS), led by our agency credit risk transfer holdings. Borrower fundamentals remained strong and the housing market proved resilient despite affordability pressures and near record-low inventory as spreads tightened across RMBS subsectors over the period.

↑
Exposure to commercial mortgage-backed securities (CMBS), which benefited from higher-than-anticipated payoff rates and refinancings, along with sufficient property cashflows. Spreads tightened notably in early 2024 due to strong investor demand for CMBS.

↑
Prepayment strategies as a whole, due primarily to seasoned agency interest-only securities. Prepayment speeds generally remained at historic lows as the majority of mortgage borrowers have little incentive to refinance at today’s higher mortgage rates.

↑	Tactical mortgage basis positioning, driven by a relative overweight position which benefited as the basis tightened alongside the rally in long-term interest rates.

Top detractors from performance:
↓	Exposure to recently issued agency interest-only securities, whose underlying borrowers have responded to declining mortgage rates with increased prepayment speeds.
Use of derivatives and the impact on performance:
The Fund used interest rate swaps to hedge term structure risk and for yield curve positioning. In aggregate this had a negative impact on performance.
Putnam Mortgage Securities Fund	PAGE 1	38913-ATSR-1124

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT –  Class R 9/30/2014 — 9/30/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2024

	1 Year	5 Year	10 Year
Class R	14.41	-1.08	0.40
Bloomberg U.S. Aggregate Index	11.57	0.33	1.84
Bloomberg U.S. MBS Index	12.32	0.04	1.41
Putnam Mortgage Securities Linked Benchmark[1]	12.32	0.04	1.32
1	The Putnam Mortgage Securities Linked Benchmark represents the performance of the Bloomberg GNMA Index through April 18, 2018, and the performance of the Bloomberg U.S. MBS Index thereafter.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund changed its investment policies and strategies as of April 19, 2018.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of September 30, 2024)

Total Net Assets	$434,191,294
Total Number of Portfolio Holdings*	443
Total Management Fee Paid	$1,609,608
Portfolio Turnover Rate	1,383%
*	Includes derivatives, if applicable.
Putnam Mortgage Securities Fund	PAGE 2	38913-ATSR-1124

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Allocations may not total 100% because the chart includes the notional value of certain derivatives (the economic value for purposes of calculating periodic payment obligations), including to-be-announced mortgage security trades, if any, in addition to the market value of securities. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
Effective September 30, 2024, the portfolio managers for the Fund are Michael Salm, Jatin Misra, Neil Dhruv and Paul Varunok.
This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by February 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Mortgage Securities Fund	PAGE 3	38913-ATSR-1124

HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Mortgage Securities Fund	PAGE 4	38913-ATSR-1124

Putnam Mortgage Securities Fund
Class R6 [POLYX]
Annual Shareholder Report | September 30, 2024

This annual shareholder report contains important information about Putnam Mortgage Securities Fund for the period October 1, 2023, to September 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$58	0.54%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2024, Class R6 shares of Putnam Mortgage Securities Fund returned 15.25%. The Fund compares its performance to the Bloomberg U.S. MBS Index and the Putnam Mortgage Securities Linked Benchmark¹, which both returned 12.32% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Residential mortgage-backed securities (RMBS), led by our agency credit risk transfer holdings. Borrower fundamentals remained strong and the housing market proved resilient despite affordability pressures and near record-low inventory as spreads tightened across RMBS subsectors over the period.

↑
Exposure to commercial mortgage-backed securities (CMBS), which benefited from higher-than-anticipated payoff rates and refinancings, along with sufficient property cashflows. Spreads tightened notably in early 2024 due to strong investor demand for CMBS.

↑
Prepayment strategies as a whole, due primarily to seasoned agency interest-only securities. Prepayment speeds generally remained at historic lows as the majority of mortgage borrowers have little incentive to refinance at today’s higher mortgage rates.

↑	Tactical mortgage basis positioning, driven by a relative overweight position which benefited as the basis tightened alongside the rally in long-term interest rates.

Top detractors from performance:
↓	Exposure to recently issued agency interest-only securities, whose underlying borrowers have responded to declining mortgage rates with increased prepayment speeds.
Use of derivatives and the impact on performance:
The Fund used interest rate swaps to hedge term structure risk and for yield curve positioning. In aggregate this had a negative impact on performance.
Putnam Mortgage Securities Fund	PAGE 1	38913-ATSR6-1124

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT –  Class R6 9/30/2014 — 9/30/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2024

	1 Year	5 Year	10 Year
Class R6	15.25	-0.47	1.00
Bloomberg U.S. Aggregate Index	11.57	0.33	1.84
Bloomberg U.S. MBS Index	12.32	0.04	1.41
Putnam Mortgage Securities Linked Benchmark[1]	12.32	0.04	1.32
1	The Putnam Mortgage Securities Linked Benchmark represents the performance of the Bloomberg GNMA Index through April 18, 2018, and the performance of the Bloomberg U.S. MBS Index thereafter.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund began offering Class R6 shares on 4/20/2018. Returns for periods before 4/20/2018 are based on the Fund’s Class Y performance, which has not been adjusted for the lower operating expenses; had it been adjusted, performance would have been higher. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
The Fund changed its investment policies and strategies as of April 19, 2018.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of September 30, 2024)

Total Net Assets	$434,191,294
Total Number of Portfolio Holdings*	443
Total Management Fee Paid	$1,609,608
Portfolio Turnover Rate	1,383%
*	Includes derivatives, if applicable.
Putnam Mortgage Securities Fund	PAGE 2	38913-ATSR6-1124

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Allocations may not total 100% because the chart includes the notional value of certain derivatives (the economic value for purposes of calculating periodic payment obligations), including to-be-announced mortgage security trades, if any, in addition to the market value of securities. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
Effective September 30, 2024, the portfolio managers for the Fund are Michael Salm, Jatin Misra, Neil Dhruv and Paul Varunok.
This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by February 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Mortgage Securities Fund	PAGE 3	38913-ATSR6-1124

HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Mortgage Securities Fund	PAGE 4	38913-ATSR6-1124

Putnam Mortgage Securities Fund
Class Y [PUSYX]
Annual Shareholder Report | September 30, 2024

This annual shareholder report contains important information about Putnam Mortgage Securities Fund for the period October 1, 2023, to September 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$75	0.70%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2024, Class Y shares of Putnam Mortgage Securities Fund returned 15.08%. The Fund compares its performance to the Bloomberg U.S. MBS Index and the Putnam Mortgage Securities Linked Benchmark¹, which both returned 12.32% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Residential mortgage-backed securities (RMBS), led by our agency credit risk transfer holdings. Borrower fundamentals remained strong and the housing market proved resilient despite affordability pressures and near record-low inventory as spreads tightened across RMBS subsectors over the period.

↑
Exposure to commercial mortgage-backed securities (CMBS), which benefited from higher-than-anticipated payoff rates and refinancings, along with sufficient property cashflows. Spreads tightened notably in early 2024 due to strong investor demand for CMBS.

↑
Prepayment strategies as a whole, due primarily to seasoned agency interest-only securities. Prepayment speeds generally remained at historic lows as the majority of mortgage borrowers have little incentive to refinance at today’s higher mortgage rates.

↑	Tactical mortgage basis positioning, driven by a relative overweight position which benefited as the basis tightened alongside the rally in long-term interest rates.

Top detractors from performance:
↓	Exposure to recently issued agency interest-only securities, whose underlying borrowers have responded to declining mortgage rates with increased prepayment speeds.
Use of derivatives and the impact on performance:
The Fund used interest rate swaps to hedge term structure risk and for yield curve positioning. In aggregate this had a negative impact on performance.
Putnam Mortgage Securities Fund	PAGE 1	38913-ATSY-1124

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT –  Class Y 9/30/2014 — 9/30/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2024

	1 Year	5 Year	10 Year
Class Y	15.08	-0.59	0.91
Bloomberg U.S. Aggregate Index	11.57	0.33	1.84
Bloomberg U.S. MBS Index	12.32	0.04	1.41
Putnam Mortgage Securities Linked Benchmark[1]	12.32	0.04	1.32
1	The Putnam Mortgage Securities Linked Benchmark represents the performance of the Bloomberg GNMA Index through April 18, 2018, and the performance of the Bloomberg U.S. MBS Index thereafter.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund changed its investment policies and strategies as of April 19, 2018.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of September 30, 2024)

Total Net Assets	$434,191,294
Total Number of Portfolio Holdings*	443
Total Management Fee Paid	$1,609,608
Portfolio Turnover Rate	1,383%
*	Includes derivatives, if applicable.
Putnam Mortgage Securities Fund	PAGE 2	38913-ATSY-1124

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Allocations may not total 100% because the chart includes the notional value of certain derivatives (the economic value for purposes of calculating periodic payment obligations), including to-be-announced mortgage security trades, if any, in addition to the market value of securities. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
Effective September 30, 2024, the portfolio managers for the Fund are Michael Salm, Jatin Misra, Neil Dhruv and Paul Varunok.
This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by February 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Mortgage Securities Fund	PAGE 3	38913-ATSY-1124

HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Mortgage Securities Fund	PAGE 4	38913-ATSY-1124

Item 2. Code of Ethics:

(a) The fund’s principal executive, financial and accounting officers are employees of Putnam Investment Management, LLC, the Fund’s investment manager, or Franklin Templeton. As such they are subject to a comprehensive Code of Ethics adopted and administered by Putnam Investment Management, LLC and Franklin Templeton which is designed to protect the interests of the firm and its clients. The Fund has adopted a Code of Ethics which incorporates the Code of Ethics of Franklin Templeton with respect to all of its officers and Trustees who are employees of Putnam Investment Management, LLC and Franklin Templeton. For this reason, the Fund has not adopted a separate code of ethics governing its principal executive, financial and accounting officers.

(c) In connection with the acquisition of Putnam Investments by Franklin Templeton, the Putnam Investments Code of Ethics was amended effective January 1, 2024 to reflect revised compliance processes, including: (i) Compliance with the Putnam Investments Code of Ethics will be viewed as compliance with the Franklin Templeton Code for certain Putnam employees who are dual-hatted in Franklin Templeton advisory entities (ii) Certain Franklin Templeton employees are required to hold shares of Putnam mutual funds at Putnam Investor Services, Inc. and (iii) Certain provisions of the Putnam Investments Code of Ethics are amended that are no longer needed due to organizational changes. Effective March 4, 2024, the majority of legacy Putnam employees transitioned to Franklin Templeton policies outlined in the Franklin Templeton Code.

Item 3. Audit Committee Financial Expert:

The Funds’ Audit, Compliance and Risk Committee is comprised solely of Trustees who are “independent” (as such term has been defined by the Securities and Exchange Commission (“SEC”) in regulations implementing Section 407 of the Sarbanes-Oxley Act (the “Regulations”)). The Trustees believe that each member of the Audit, Compliance and Risk Committee also possesses a combination of knowledge and experience with respect to financial accounting matters, as well as other attributes, that qualifies him or her for service on the Committee. In addition, the Trustees have determined that each of Mr. McGreevey and Mr. Singh qualifies as an “audit committee financial expert” (as such term has been defined by the Regulations) based on their review of his or her pertinent experience and education.The SEC has stated, and the funds’ amended and restated agreement and Declaration of Trust provides, that the designation or identification of a person as an audit committee financial expert pursuant to this Item 3 of Form N-CSR does not impose on such person any duties, obligations or liability that are greater than the duties, obligations and liability imposed on such person as a member of the Audit, Compliance and Risk Committee and the Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services:

The following table presents fees billed in each of the last two fiscal years for services rendered to the fund by the fund’s independent auditor:
Fiscal year ended	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
September 30, 2024	$135,508	$ —	$10,665	$ —
September 30, 2023	$149,584	$ —	$12,165	$ —

For the fiscal years ended September 30, 2024 and September 30, 2023, the fund’s independent auditor billed aggregate non-audit fees in the amounts of $971,462 and $232,797 respectively, to the fund, Putnam Management and any entity controlling, controlled by or under common control with Putnam Management that provides ongoing services to the fund.

Audit Fees represent fees billed for the fund’s last two fiscal years relating to the audit and review of the financial statements included in annual reports and registration statements, and other services that are normally provided in connection with statutory and regulatory filings or engagements.

Audit-Related Fees represent fees billed in the fund’s last two fiscal years for services traditionally performed by the fund’s auditor, including accounting consultation for proposed transactions or concerning financial accounting and reporting standards and other audit or attest services not required by statute or regulation.

Tax Fees represent fees billed in the fund’s last two fiscal years for tax compliance, tax planning and tax advice services. Tax planning and tax advice services include assistance with tax audits, employee benefit plans and requests for rulings or technical advice from taxing authorities.

Pre-Approval Policies of the Audit, Compliance and Risk Committee. The Audit, Compliance and Risk Committee of the Putnam funds has determined that, as a matter of policy, all work performed for the funds by the funds’ independent auditors will be pre-approved by the Committee itself and thus will generally not be subject to pre-approval procedures.

The Audit, Compliance and Risk Committee also has adopted a policy to pre-approve the engagement by Putnam Management and certain of its affiliates of the funds’ independent auditors, even in circumstances where pre-approval is not required by applicable law. Any such requests by Putnam Management or certain of its affiliates are typically submitted in writing to the Committee and explain, among other things, the nature of the proposed engagement, the estimated fees, and why this work should be performed by that particular audit firm as opposed to another one. In reviewing such requests, the Committee considers, among other things, whether the provision of such services by the audit firm are compatible with the independence of the audit firm.

The following table presents fees billed by the fund’s independent auditor for services required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2–01 of Regulation S-X.
Fiscal year ended	Audit-Related Fees	Tax Fees	All Other Fees	Total Non-Audit Fees
September 30, 2024	$ —	$791,963	$168,834	$960,797
September 30, 2023	$ —	$220,632	$ —	$220,632

(i) Not applicable

(j) Not applicable

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Investments:

The registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements and Other Important Information in Item 7 below.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Putnam
Mortgage Securities
Fund

Financial Statements and Other Important Information

Annual | September 30, 2024

Financial Statements and Other Important Information—Annual	franklintempleton.com

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of
Putnam Mortgage Securities Fund:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the fund's portfolio, of Putnam Mortgage Securities Fund (the “Fund”) as of September 30, 2024, the related statement of operations for the year ended September 30, 2024, the statement of changes in net assets for each of the two years in the period ended September 30, 2024, including the related notes, and the financial highlights for each of the five years in the period ended September 30, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of September 30, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended September 30, 2024 and the financial highlights for each of the five years in the period ended September 30, 2024 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
November 13, 2024

We have served as the auditor of one or more investment companies in the Putnam Funds family of funds since at least 1957. We have not been able to determine the specific year we began serving as auditor.

Mortgage Securities Fund	1

The fund’s portfolio 9/30/24
U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (179.1%)*	Principal amount	Value
U.S. Government Guaranteed Mortgage Obligations (43.2%)
Government National Mortgage Association Adjustable Rate Mortgages (US Treasury Yield Curve Rate + 1.50%), 3.625%, 7/20/26	$999	$1,004
Government National Mortgage Association Pass-Through Certificates
6.00%, TBA, 10/1/54	3,000,000	3,051,295
5.50%, TBA, 10/1/54	12,000,000	12,117,431
5.50%, 8/15/35	87	90
5.00%, TBA, 10/1/54	73,000,000	73,128,290
4.50%, TBA, 10/1/54	12,000,000	11,850,244
4.00%, TBA, 10/1/54	17,000,000	16,437,694
3.50%, TBA, 10/1/54	14,000,000	13,154,469
3.00%, TBA, 10/1/54	19,000,000	17,328,572
2.50%, TBA, 10/1/54	24,000,000	21,154,701
2.00%, TBA, 10/1/54	23,000,000	19,505,053
		187,728,843
U.S. Government Agency Mortgage Obligations (135.9%)
Uniform Mortgage-Backed Securities
6.50%, TBA, 10/1/54	2,000,000	2,062,099
6.00%, TBA, 10/1/54	71,000,000	72,575,146
5.50%, TBA, 10/1/54	102,000,000	103,197,044
5.00%, TBA, 10/1/54	120,000,000	119,939,063
4.50%, TBA, 10/1/54	26,000,000	25,562,766
4.00%, TBA, 10/1/54	20,000,000	19,208,793
3.50%, TBA, 10/1/54	33,000,000	30,733,682
3.50%, TBA, 10/1/39	2,000,000	1,957,986
3.00%, TBA, 10/1/54	33,000,000	29,622,618
3.00%, TBA, 10/1/39	4,000,000	3,837,031
2.50%, TBA, 10/1/54	71,000,000	61,295,781
2.50%, TBA, 10/1/39	9,000,000	8,438,181
2.00%, TBA, 10/1/54	103,000,000	85,168,011
2.00%, TBA, 10/1/39	18,000,000	16,471,189
1.50%, TBA, 10/1/39	11,000,000	9,819,946
		589,889,336
Total U.S. government and agency mortgage obligations (cost $778,708,339)		$777,618,179
U.S. TREASURY OBLIGATIONS (—%)*	Principal amount	Value
U.S. Treasury Bonds 4.500%, 05/15/38 [i]	$145,000	$156,867
U.S. Treasury Bonds 3.750%, 11/15/43 [i]	11,000	10,507
Total U.S. treasury obligations (cost $167,374)		$167,374

MORTGAGE-BACKED SECURITIES (79.5%)*	Principal amount	Value
Agency collateralized mortgage obligations (30.0%)
Federal Home Loan Mortgage Corporation
Strips FRB Ser. 406, Class F30, (US 30 Day Average SOFR + 1.15%), 6.43%, 10/25/53	$786,492	$792,636
Structured Pass-Through Certificates FRB Ser. 57, Class 2A1, 4.87%, 7/25/43 W	9,550	9,237
REMICs Ser. 4018, Class DI, IO, 4.50%, 7/15/41	316,513	8,900
REMICs Ser. 5121, Class KI, IO, 4.00%, 6/25/51	6,766,282	1,547,037
REMICs Ser. 4953, Class AI, IO, 4.00%, 2/25/50	4,260,258	838,220
REMICs Ser. 23-5349, Class IB, IO, 4.00%, 12/15/46	4,644,698	919,827
Structured Pass-Through Certificates FRB Ser. 59, Class 2A1, 3.945%, 10/25/43 W	4,955	4,543
REMICs IFB Ser. 3408, Class EK, ((-4.024 x US 30 Day Average SOFR) + 25.33%), 3.837%, 4/15/37	114,058	135,532
REMICs Ser. 5050, Class IM, IO, 3.50%, 10/25/50	9,761,906	1,874,650
REMICs Ser. 4136, Class IQ, IO, 3.50%, 11/15/42	2,908,434	309,920
Strips Ser. 304, Class C37, IO, 3.50%, 12/15/27	122,932	3,393
REMICs IFB Ser. 3065, Class DC, ((-3 x US 30 Day Average SOFR) + 19.52%), 3.49%, 3/15/35	966,919	1,054,288
REMICs Ser. 5071, Class IV, IO, 3.00%, 12/25/50	17,585,093	3,350,871
REMICs IFB Ser. 5003, Class DS, IO, ((-1 x US 30 Day Average SOFR) + 5.99%), 0.705%, 8/25/50	6,655,175	985,722
REMICs IFB Ser. 4915, Class SD, IO, ((-1 x US 30 Day Average SOFR) + 5.94%), 0.655%, 9/25/49	8,130,995	931,723
REMICs IFB Ser. 4326, Class GS, IO, ((-1 x US 30 Day Average SOFR) + 5.94%), 0.593%, 4/15/44	8,001,194	925,478

2
Mortgage Securities Fund

MORTGAGE-BACKED SECURITIES (79.5%)* cont.	Principal amount	Value
Agency collateralized mortgage obligations cont.
Federal Home Loan Mortgage Corporation
REMICs Ser. 3369, Class BO, PO, zero %, 9/15/37	$1,407	$1,185
REMICs Ser. 3391, PO, zero %, 4/15/37	22,362	19,398
REMICs FRB Ser. 3117, Class AF, zero %, 2/15/36	11,072	9,643
Federal National Mortgage Association
REMICs Trust FRB Ser. 04-W7, Class A2, 8.472%, 3/25/34 W	2,231	2,256
REMICs FRB Ser. 03-W11, Class A1, 7.72%, 6/25/33 W	219	222
REMICs Ser. 15-58, Class KI, IO, 6.00%, 3/25/37	3,765,893	611,940
REMICs Ser. 18-51, Class BI, IO, 5.50%, 7/25/38	2,796,001	201,302
Trust FRB Ser. 03-W3, Class 1A4, 4.769%, 8/25/42 W	13,830	13,318
REMICs FRB Ser. 03-W14, Class 2A, 4.731%, 1/25/43 W	6,120	6,286
REMICs Ser. 20-31, IO, 4.50%, 5/25/50	9,454,303	1,763,785
Trust FRB Ser. 04-W2, Class 4A, 4.452%, 2/25/44 W	2,761	2,714
REMICs Ser. 12-104, Class HI, IO, 4.00%, 9/25/27	653,205	20,072
REMICs IFB Ser. 08-24, Class SP, ((-3.667 x US 30 Day Average SOFR) + 22.86%), 3.503%, 2/25/38	160,548	162,502
REMICs Ser. 21-25, Class IJ, IO, 3.50%, 5/25/51	20,110,536	3,422,294
REMICs Ser. 20-20, Class IK, IO, 3.50%, 3/25/50	6,345,583	895,575
REMICs Ser. 20-62, Class MI, IO, 3.50%, 5/25/49	26,717,961	5,092,459
REMICs Ser. 23-49, Class IB, IO, 3.50%, 3/25/47	6,875,213	1,098,425
REMICs Ser. 20-96, IO, 3.00%, 1/25/51	7,659,472	1,275,369
REMICs Ser. 23-49, Class IA, IO, 3.00%, 8/25/46	8,704,706	1,105,671
REMICs Ser. 21-3, Class IB, IO, 2.50%, 2/25/51	5,927,941	983,886
REMICS IFB Ser. 23-58, Class SP, IO, ((-1 x US 30 Day Average SOFR) + 6.90%), 1.62%, 12/25/53	33,855,099	2,761,100
REMICs IFB Ser. 11-123, Class KS, IO, ((-1 x US 30 Day Average SOFR) + 6.49%), 1.205%, 10/25/41	206,025	17,184
REMICs IFB Ser. 18-20, Class SB, IO, ((-1 x US 30 Day Average SOFR) + 6.14%), 0.855%, 3/25/48	4,232,891	439,761
REMICs IFB Ser. 19-51, Class SA, IO, ((-1 x US 30 Day Average SOFR) + 5.94%), 0.655%, 9/25/49	6,874,682	892,822
REMICs IFB Ser. 23-57, Class SC, IO, ((-1 x US 30 Day Average SOFR) + 5.89%), 0.605%, 10/25/49	5,917,410	649,991
REMICs IFB Ser. 19-83, Class QS, IO, ((-1 x US 30 Day Average SOFR) + 5.84%), 0.555%, 1/25/50	13,799,147	1,872,532
REMICs Ser. 01-79, Class BI, IO, 0.242%, 3/25/45 W	530,419	2,787
REMICs Ser. 03-34, PO, zero %, 4/25/43	32,331	29,459
REMICs Ser. 08-53, Class DO, PO, zero %, 7/25/38	74,893	65,269
REMICs Ser. 07-14, Class KO, PO, zero %, 3/25/37	2,385	1,990
REMICs Ser. 06-84, Class OT, PO, zero %, 9/25/36	747	622
Government National Mortgage Association
FRB Ser. 23-152, Class FB, IO, 6.495%, 4/20/51 W	1,003,319	1,008,545
Ser. 16-75, Class LI, IO, 6.00%, 1/20/40	2,392,935	368,697
Ser. 24-4, Class IG, IO, 5.00%, 12/20/52	5,613,566	1,091,946
Ser. 22-125, Class CI, IO, 5.00%, 6/20/52	9,367,846	1,891,854
Ser. 15-89, Class LI, IO, 5.00%, 12/20/44	3,298,278	618,421
Ser. 14-76, IO, 5.00%, 5/20/44	1,865,535	378,824
Ser. 13-51, Class QI, IO, 5.00%, 2/20/43	2,260,009	253,849
Ser. 13-6, Class OI, IO, 5.00%, 1/20/43	5,325,217	1,141,188
Ser. 21-89, Class IL, IO, 4.50%, 5/20/51	6,830,052	1,544,268
Ser. 13-34, Class HI, IO, 4.50%, 3/20/43	3,135,739	540,374
Ser. 13-39, Class IJ, IO, 4.50%, 3/20/43	4,115,866	658,939
Ser. 09-121, Class CI, IO, 4.50%, 12/16/39	2,965,477	511,864
Ser. 15-53, Class MI, IO, 4.00%, 4/16/45	2,877,663	537,964
Ser. 12-38, Class MI, IO, 4.00%, 3/20/42	5,057,580	905,230
Ser. 14-182, Class BI, IO, 4.00%, 1/20/39	3,803,438	258,202
Ser. 21-197, Class BI, IO, 3.50%, 11/20/51	10,691,406	1,394,926
Ser. 21-177, Class IG, IO, 3.50%, 10/20/51	14,140,007	2,112,854
Ser. 20-175, Class JI, IO, 3.50%, 11/20/50	10,373,276	1,877,963
Ser. 12-136, IO, 3.50%, 11/20/42	4,907,011	683,722
Ser. 14-102, Class IG, IO, 3.50%, 3/16/41	433,841	12,909
Ser. 15-52, Class KI, IO, 3.50%, 11/20/40	917,470	56,162
Ser. 21-176, Class GI, IO, 3.00%, 10/20/51	7,225,758	1,081,380
Ser. 21-188, Class IU, IO, 3.00%, 10/20/51	5,005,075	951,729
Ser. 21-188, Class IW, IO, 3.00%, 10/20/51	7,764,648	1,187,190
Ser. 21-116, Class EI, IO, 3.00%, 7/20/51	8,446,704	1,000,783
Ser. 21-76, Class NI, IO, 3.00%, 8/20/50	10,274,670	1,716,501

Mortgage Securities Fund
3

MORTGAGE-BACKED SECURITIES (79.5%)* cont.	Principal amount	Value
Agency collateralized mortgage obligations cont.
Government National Mortgage Association
Ser. 14-174, Class AI, IO, 3.00%, 11/16/29	$1,063,621	$36,672
IFB Ser. 23-140, Class JS, IO, ((-2.488 x US 30 Day Average SOFR) + 16.05%), 2.749%, 9/20/53	1,152,878	1,189,455
Ser. 16-H13, Class IK, IO, 2.685%, 6/20/66 W	7,654,129	676,908
Ser. 21-7, Class MI, IO, 2.50%, 1/20/51	11,516,011	1,559,498
Ser. 21-8, Class IP, IO, 2.50%, 1/20/51	25,271,357	3,808,121
Ser. 20-162, Class UI, IO, 2.50%, 10/20/50	7,586,044	1,027,499
Ser. 20-138, Class IB, IO, 2.50%, 9/20/50	16,229,025	2,154,794
Ser. 20-123, Class NI, IO, 2.50%, 8/20/50	14,540,913	2,029,616
Ser. 16-H18, Class QI, IO, 2.454%, 6/20/66 W	8,412,031	522,076
Ser. 16-H07, Class PI, IO, 2.262%, 3/20/66 W	14,330,433	847,402
Ser. 16-H24, IO, 2.141%, 9/20/66 W	10,565,480	721,179
FRB Ser. 16-H19, Class AI, IO, 2.083%, 9/20/66 W	15,653,942	742,560
FRB Ser. 15-H16, Class XI, IO, 2.022%, 7/20/65 W	5,255,658	299,199
Ser. 15-H20, Class CI, IO, 2.021%, 8/20/65 W	14,151,334	749,865
IFB Ser. 23-66, Class PS, IO, ((-2.5 x US 30 Day Average SOFR) + 15.38%), 2.011%, 5/20/53	2,669,900	2,919,256
Ser. 15-H14, Class AI, IO, 2.002%, 6/20/65 W	25,083,485	1,101,993
Ser. 15-H23, Class TI, IO, 1.955%, 9/20/65 W	10,108,933	333,241
Ser. 17-H23, Class BI, IO, 1.895%, 11/20/67 W	6,356,525	254,560
Ser. 15-H13, Class AI, IO, 1.664%, 6/20/65 W	9,129,322	435,450
IFB Ser. 24-19, Class ES, IO, ((-1 x US 30 Day Average SOFR) + 7.00%), 1.655%, 2/20/54	22,569,805	1,405,478
IFB Ser. 23-20, Class SP, IO, ((-1 x US 30 Day Average SOFR) + 7.00%), 1.655%, 2/20/53	18,037,740	1,193,554
IFB Ser. 13-182, Class SP, IO, ((-1 x CME Term SOFR 1 Month) + 6.59%), 1.625%, 12/20/43	2,497,413	342,090
IFB Ser. 24-4, Class ES, IO, ((-1 x US 30 Day Average SOFR) + 6.95%), 1.605%, 1/20/54	17,993,400	1,272,918
IFB Ser. 23-173, Class ES, IO, ((-1 x US 30 Day Average SOFR) + 6.95%), 1.605%, 11/20/53	14,104,222	954,476
IFB Ser. 23-7, Class AS, IO, ((-1 x US 30 Day Average SOFR) + 6.90%), 1.555%, 1/20/53	38,707,394	2,554,514
Ser. 17-H08, Class GI, IO, 1.532%, 2/20/67 W	8,224,674	730,853
IFB Ser. 11-156, Class SK, IO, ((-1 x CME Term SOFR 1 Month) + 6.49%), 1.525%, 4/20/38	5,341,651	770,221
Ser. 17-H04, Class BI, IO, 1.451%, 2/20/67 W	7,792,674	341,452
Ser. 20-H18, Class DI, IO, 1.411%, 11/20/70 W	2,158,828	133,318
Ser. 16-H06, Class DI, IO, 1.401%, 7/20/65	8,641,868	267,474
FRB Ser. 20-H05, Class BI, IO, 1.392%, 3/20/70 W	3,107,117	167,474
Ser. 17-H08, Class NI, IO, 1.391%, 3/20/67 W	7,576,928	266,238
Ser. 16-H23, Class NI, IO, 1.364%, 10/20/66 W	15,818,213	724,506
Ser. 17-H06, Class MI, IO, 1.248%, 2/20/67 W	11,591,295	485,177
IFB Ser. 21-98, Class SK, IO, ((-1 x CME Term SOFR 1 Month) + 6.19%), 1.225%, 6/20/51	8,646,920	1,368,677
IFB Ser. 21-77, Class SM, IO, ((-1 x CME Term SOFR 1 Month) + 6.19%), 1.225%, 5/20/51	12,286,566	1,814,741
IFB Ser. 20-133, Class CS, IO, ((-1 x CME Term SOFR 1 Month) + 6.19%), 1.225%, 9/20/50	8,517,958	1,326,518
IFB Ser. 20-112, Class MS, IO, ((-1 x CME Term SOFR 1 Month) + 6.19%), 1.225%, 8/20/50	4,737,534	762,382
Ser. 17-H09, IO, 1.222%, 4/20/67 W	7,933,807	249,518
Ser. 16-H24, Class JI, IO, 1.20%, 11/20/66 W	4,632,817	259,132
Ser. 15-H22, Class AI, IO, 1.185%, 9/20/65 W	15,173,433	803,813
Ser. 17-H10, Class MI, IO, 1.131%, 4/20/67 W	8,894,425	261,861
IFB Ser. 13-87, Class SA, IO, ((-1 x CME Term SOFR 1 Month) + 6.09%), 1.125%, 6/20/43	6,137,680	683,415
Ser. 17-H03, Class KI, IO, 1.079%, 1/20/67 W	12,726,839	919,247
IFB Ser. 19-56, Class SK, IO, ((-1 x CME Term SOFR 1 Month) + 6.04%), 1.075%, 5/20/49	4,179,593	539,621
IFB Ser. 10-20, Class SC, IO, ((-1 x CME Term SOFR 1 Month) + 6.04%), 1.075%, 2/20/40	388,843	45,120
IFB Ser. 24-11, Class S, IO, ((-1 x US 30 Day Average SOFR) + 6.40%), 1.055%, 1/20/54	15,281,406	807,616
IFB Ser. 16-80, Class SD, IO, ((-1 x CME Term SOFR 1 Month) + 5.99%), 1.025%, 6/20/46	5,946,818	873,375
IFB Ser. 23-19, Class S, IO, ((-1 x CME Term SOFR 1 Month) + 5.94%), 0.975%, 11/20/49	24,553,156	3,103,828
IFB Ser. 19-125, Class SG, IO, ((-1 x CME Term SOFR 1 Month) + 5.94%), 0.975%, 10/20/49	7,534,812	1,113,687
IFB Ser. 19-110, Class SQ, IO, ((-1 x CME Term SOFR 1 Month) + 5.94%), 0.975%, 9/20/49	5,350,628	694,164
Ser. 15-H10, Class HI, IO, 0.953%, 4/20/65 W	10,172,524	465,607
IFB Ser. 19-158, Class AS, IO, ((-1 x CME Term SOFR 1 Month) + 6.04%), 0.939%, 9/16/43	4,897,006	532,760
IFB Ser. 19-121, Class SD, IO, ((-1 x CME Term SOFR 1 Month) + 5.89%), 0.925%, 10/20/49	7,385,147	985,466
IFB Ser. 20-47, Class SA, IO, ((-1 x CME Term SOFR 1 Month) + 5.89%), 0.925%, 5/20/44	9,816,324	1,118,229
IFB Ser. 23-13, Class SL, IO, ((-1 x US 30 Day Average SOFR) + 6.25%), 0.905%, 1/20/53	18,358,542	1,128,459
IFB Ser. 23-56, Class AS, IO, ((-1 x US 30 Day Average SOFR) + 6.16%), 0.815%, 4/20/53	34,918,282	2,108,460
Ser. 18-H19, Class JI, IO, 0.752%, 10/20/68 W	10,871,654	432,224
Ser. 16-H27, Class GI, IO, 0.708%, 12/20/66 W	14,316,224	826,690
IFB Ser. 23-181, Class DS, IO, ((-1 x US 30 Day Average SOFR) + 6.00%), 0.655%, 11/20/53	38,650,427	1,792,653

4
Mortgage Securities Fund

MORTGAGE-BACKED SECURITIES (79.5%)* cont.	Principal amount	Value
Agency collateralized mortgage obligations cont.
Government National Mortgage Association
IFB Ser. 23-103, Class SK, IO, ((-1 x US 30 Day Average SOFR) + 6.00%), 0.655%, 7/20/53	$16,946,595	$925,696
IFB Ser. 23-82, Class CS, IO, ((-1 x US 30 Day Average SOFR) + 6.00%), 0.655%, 6/20/53	19,198,200	930,840
IFB Ser. 23-82, Class ES, IO, ((-1 x US 30 Day Average SOFR) + 6.00%), 0.655%, 6/20/53	32,916,142	1,333,133
IFB Ser. 23-107, Class SA, IO, ((-1 x US 30 Day Average SOFR) + 5.95%), 0.605%, 7/20/53	24,035,760	936,325
IFB Ser. 23-128, Class ES, IO, ((-1 x US 30 Day Average SOFR) + 5.90%), 0.555%, 8/20/53	8,402,212	396,624
IFB Ser. 14-119, Class SA, IO, ((-1 x CME Term SOFR 1 Month) + 5.49%), 0.525%, 8/20/44	2,791,922	264,394
Ser. 16-H10, Class AI, IO, 0.498%, 4/20/66 W	16,701,570	405,197
Ser. 16-H03, Class AI, IO, 0.479%, 1/20/66 W	8,088,445	311,260
Ser. 14-H21, Class AI, IO, 0.479%, 10/20/64 W	11,225,187	446,549
IFB Ser. 23-40, Class SP, IO, ((-1 x US 30 Day Average SOFR) + 5.65%), 0.305%, 3/20/53	29,664,651	1,041,977
IFB Ser. 23-43, Class S, IO, ((-1 x US 30 Day Average SOFR) + 5.60%), 0.255%, 3/20/53	40,323,165	1,394,867
IFB Ser. 22-209, Class SG, IO, ((-1 x US 30 Day Average SOFR) + 5.60%), 0.255%, 12/20/52	34,427,866	2,479,127
Ser. 15-H04, Class AI, IO, 0.234%, 12/20/64 W	9,749,391	328,086
		130,130,505
Commercial mortgage-backed securities (26.4%)
BANK FRB Ser. 24-BNK48, Class XA, IO, 1.353%, 9/15/34 W	9,784,000	877,732
BANK 144A Ser. 18-BN11, Class D, 3.00%, 3/15/61	839,000	600,753
Barclays Commercial Mortgage Trust 144A
Ser. 19-C4, Class E, 3.25%, 8/15/52	2,034,000	939,435
FRB Ser. 19-C5, Class F, 2.702%, 11/15/52 W	1,001,000	629,844
Bayview Opportunity Master Fund VII Trust 144A Ser. 23-1A, Class A, 6.93%, 10/28/60	393,771	413,437
BBCMS Mortgage Trust FRB Ser. 24-5C29, Class XA, IO, 1.60%, 9/15/57 W	19,382,000	1,316,028
BDS, Ltd. 144A FRB Ser. 21-FL9, Class A, (CME Term SOFR 1 Month + 1.18%), 6.199%, 11/16/38 (Cayman Islands)	850,576	848,184
Benchmark Mortgage Trust
FRB Ser. 18-B1, Class C, 4.317%, 1/15/51 W	841,000	702,303
FRB Ser. 24-V10, Class XA, IO, 1.306%, 10/15/29 W	12,779,000	709,117
Ser. 19-B15, Class XA, IO, 0.924%, 12/15/72 W	14,305,364	427,822
Benchmark Mortgage Trust 144A
FRB Ser. 18-B3, Class D, 3.165%, 4/10/51 W	1,744,000	995,790
Ser. 19-B11, Class D, 3.00%, 5/15/52	1,556,000	720,113
Ser. 18-B1, Class E, 3.00%, 1/15/51 W	1,840,000	811,599
BMO Mortgage Trust FRB Ser. 24-5C6, Class XA, IO, 1.353%, 9/15/57 W	11,401,000	644,635
BWAY Mortgage Trust 144A FRB Ser. 22-26BW, Class F, 5.029%, 2/10/44 W	2,305,000	1,207,444
CD Commercial Mortgage Trust
FRB Ser. 17-CD3, Class C, 4.688%, 2/10/50 W	1,638,000	691,169
Ser. 17-CD3, Class B, 3.984%, 2/10/50 W	826,000	508,017
Ser. 17-CD4, Class B, 3.947%, 5/10/50 W	1,363,000	1,257,246
CD Commercial Mortgage Trust 144A
Ser. 17-CD3, Class D, 3.25%, 2/10/50	2,287,000	801,869
Ser. 19-CD8, Class D, 3.00%, 8/15/57	1,450,000	803,480
CFCRE Commercial Mortgage Trust Ser. 16-C7, Class A3, 3.839%, 12/10/54	624,000	610,590
Citigroup Commercial Mortgage Trust
FRB Ser. 15-GC27, Class C, 4.553%, 2/10/48 W	1,731,000	1,658,045
FRB Ser. 15-P1, Class C, 4.514%, 9/15/48 W	973,000	921,396
Citigroup Commercial Mortgage Trust 144A
FRB Ser. 12-GC8, Class C, 5.107%, 9/10/45 W	1,387,488	1,262,711
FRB Ser. 15-GC27, Class D, 4.553%, 2/10/48 W	1,018,000	938,774
Ser. 15-P1, Class D, 3.225%, 9/15/48	567,000	486,980
Ser. 15-GC27, Class E, 3.00%, 2/10/48	1,159,000	831,586
COMM Mortgage Trust
FRB Ser. 13-CR13, Class C, 5.113%, 11/10/46 W	282,260	263,704
FRB Ser. 14-CR17, Class C, 4.941%, 5/10/47 W	781,000	716,590
FRB Ser. 14-CR16, Class C, 4.867%, 4/10/47 W	1,741,904	1,625,210
FRB Ser. 14-UBS4, Class C, 4.802%, 8/10/47 W	397,060	292,422
FRB Ser. 14-UBS3, Class C, 4.726%, 6/10/47 W	409,000	292,977
Ser. 14-CR17, Class B, 4.377%, 5/10/47	630,132	615,580
Ser. 13-CR12, Class AM, 4.30%, 10/10/46	1,437,303	1,314,801
Ser. 14-UBS5, Class AM, 4.193%, 9/10/47 W	1,057,634	1,037,829
Ser. 15-DC1, Class B, 4.035%, 2/10/48 W	1,285,000	1,212,597

Mortgage Securities Fund
5

MORTGAGE-BACKED SECURITIES (79.5%)* cont.	Principal amount	Value
Commercial mortgage-backed securities cont.
COMM Mortgage Trust
Ser. 14-UBS3, Class AM, 4.012%, 6/10/47	$1,174,000	$1,107,546
FRB Ser. 15-CR26, Class D, 3.612%, 10/10/48 W	1,351,375	1,028,082
COMM Mortgage Trust 144A
FRB Ser. 13-LC13, Class D, 5.577%, 8/10/46 W	2,546,000	2,187,474
FRB Ser. 13-CR13, Class D, 5.113%, 11/10/46 W	1,906,000	1,172,209
FRB Ser. 14-CR17, Class D, 5.005%, 5/10/47 W	1,959,000	1,563,806
FRB Ser. 14-UBS4, Class D, 4.865%, 8/10/47 W	757,000	285,131
FRB Ser. 14-CR19, Class D, 4.722%, 8/10/47 W	665,097	622,356
FRB Ser. 13-CR7, Class D, 4.384%, 3/10/46 W	754,358	693,653
FRB Ser. 15-LC19, Class E, 4.377%, 2/10/48 W	1,436,000	1,106,949
Ser. 12-CR4, Class B, 3.703%, 10/15/45	1,848,000	1,323,778
Ser. 13-LC6, Class E, 3.50%, 1/10/46	701,000	615,092
Ser. 17-COR2, Class D, 3.00%, 9/10/50	882,000	725,667
FRB Ser. 18-COR3, Class D, 2.966%, 5/10/51 W	499,000	173,810
Ser. 15-LC19, Class D, 2.867%, 2/10/48	1,240,000	1,116,069
CSAIL Commercial Mortgage Trust
FRB Ser. 15-C3, Class C, 4.492%, 8/15/48 W	1,033,000	849,029
FRB Ser. 15-C2, Class C, 4.311%, 6/15/57 W	1,876,000	1,627,862
FRB Ser. 15-C2, Class D, 4.311%, 6/15/57 W	968,000	713,978
Ser. 15-C1, Class B, 4.044%, 4/15/50 W	1,109,000	1,052,268
CSAIL Commercial Mortgage Trust 144A Ser. 19-C17, Class D, 2.50%, 9/15/52	1,828,000	860,400
DBUBS Mortgage Trust 144A FRB Ser. 11-LC3A, Class D, 5.533%, 8/10/44 W	1,310,454	1,187,239
Federal Home Loan Mortgage Corporation Multifamily Structured Credit Risk FRB Ser. 21-MN1, Class M2, 9.03%, 1/25/51	1,051,000	1,070,461
Federal Home Loan Mortgage Corporation 144A Multifamily Structured Credit Risk FRB Ser. 21-MN3, Class M2, 9.28%, 11/25/51	2,289,000	2,327,602
Government National Mortgage Association FRB Ser. 24-32, IO, 0.706%, 6/16/63 W	17,340,836	870,005
GS Mortgage Securities Corp., II 144A FRB Ser. 13-GC10, Class D, 4.688%, 2/10/46 W	1,880,000	1,711,216
GS Mortgage Securities Trust 144A
FRB Ser. 10-C1, Class D, 6.573%, 8/10/43 W	742,000	702,216
FRB Ser. 14-GC24, Class D, 4.594%, 9/10/47 W	2,326,000	1,059,766
Ser. 17-GS5, Class D, 3.509%, 3/10/50 W	1,021,000	412,187
JPMBB Commercial Mortgage Securities Trust FRB Ser. 14-C22, Class C, 4.649%, 9/15/47 W	1,124,000	999,753
JPMBB Commercial Mortgage Securities Trust 144A
FRB Ser. C14, Class D, 4.173%, 8/15/46 W	2,305,000	1,695,215
FRB Ser. 13-C12, Class E, 4.071%, 7/15/45 W	1,235,000	833,625
JPMCC Commercial Mortgage Securities Trust 144A FRB Ser. 17-JP7, Class D, 4.494%, 9/15/50 W	859,000	501,854
JPMDB Commercial Mortgage Securities Trust
FRB Ser. 18-C8, Class C, 4.916%, 6/15/51 W	835,000	733,942
Ser. 18-C8, Class B, 4.522%, 6/15/51	636,000	579,073
Ser. 17-C5, Class C, 4.512%, 3/15/50 W	590,000	388,269
JPMDB Commercial Mortgage Securities Trust 144A FRB Ser. 16-C2, Class D, 3.476%, 6/15/49 W	2,330,000	1,034,493
JPMorgan Chase Commercial Mortgage Securities Trust
FRB Ser. 13-LC11, Class D, 4.518%, 4/15/46 W	933,000	397,029
FRB Ser. 13-C10, Class C, 4.21%, 12/15/47 W	971,347	903,712
Ser. 13-LC11, Class B, 3.499%, 4/15/46	578,000	489,474
JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 11-C3, Class D, 5.709%, 2/15/46 W	1,123,000	856,298
FRB Ser. 13-C16, Class D, 5.05%, 12/15/46 W	966,364	853,895
LSTAR Commercial Mortgage Trust 144A Ser. 17-5, Class A5, 3.549%, 3/10/50	796,000	770,168
Morgan Stanley Bank of America Merrill Lynch Trust
FRB Ser. 15-C25, Class C, 4.668%, 10/15/48 W	1,824,000	1,691,117
FRB Ser. 14-C16, Class B, 4.442%, 6/15/47 W	622,531	595,803
FRB Ser. 15-C22, Class C, 4.337%, 4/15/48 W	1,616,000	1,423,712
FRB Ser. 17-C34, Class C, 4.31%, 11/15/52 W	751,000	622,998
FRB Ser. 13-C10, Class B, 4.115%, 7/15/46 W	959,780	874,603
FRB Ser. 13-C9, Class C, 3.848%, 5/15/46 W	946,000	842,667
Ser. 13-C9, Class B, 3.708%, 5/15/46 W	1,168,312	1,085,823

6
Mortgage Securities Fund

MORTGAGE-BACKED SECURITIES (79.5%)* cont.	Principal amount	Value
Commercial mortgage-backed securities cont.
Morgan Stanley Bank of America Merrill Lynch Trust 144A
FRB Ser. 13-C12, Class D, 4.964%, 10/15/46 W	$800,000	$705,958
FRB Ser. 13-C12, Class E, 4.964%, 10/15/46 W	1,232,618	912,072
FRB Ser. 12-C6, Class E, 4.504%, 11/15/45 W	1,677,000	501,892
FRB Ser. 12-C6, Class G, 4.50%, 11/15/45 W	1,288,000	74,409
FRB Ser. 15-C24, Class E, 4.465%, 5/15/48 W	1,780,000	1,560,416
FRB Ser. 15-C23, Class D, 4.275%, 7/15/50 W	924,000	872,279
FRB Ser. 13-C10, Class F, 4.115%, 7/15/46 W	2,316,000	155,684
FRB Ser. 13-C9, Class D, 3.936%, 5/15/46 W	1,122,000	962,136
Ser. 14-C19, Class D, 3.25%, 12/15/47	954,000	768,612
Morgan Stanley Capital I Trust 144A
FRB Ser. 12-C4, Class E, 5.336%, 3/15/45 W	1,938,000	1,078,710
FRB Ser. 11-C3, Class E, 5.107%, 7/15/49 W	2,380,273	2,328,958
Multifamily Connecticut Avenue Securities Trust 144A FRB Ser. 19-01, Class M10, 8.645%, 10/25/49	3,151,798	3,174,893
PFP, Ltd. 144A
FRB Ser. 23-10, Class AS, 8.107%, 9/16/38 (Bermuda)	507,000	509,984
FRB Ser. 22-9, Class AS, 7.88%, 8/19/35 (Bermuda)	687,000	689,313
Ready Capital Mortgage Financing, LLC 144A FRB Ser. 22-FL9, Class A, 7.322%, 6/25/37	534,184	536,513
Shelter Growth CRE Issuer, Ltd. 144A
FRB Ser. 23-FL5, Class A, 7.719%, 5/19/38 (Bermuda)	555,808	557,370
FRB Ser. 22-FL4, Class A, 7.261%, 6/17/37 (Bermuda)	407,861	409,264
UBS Commercial Mortgage Trust
FRB Ser. 18-C11, Class C, 5.044%, 6/15/51 W	1,439,000	1,235,045
FRB Ser. 17-C3, Class C, 4.529%, 8/15/50 W	2,426,000	2,177,639
UBS Commercial Mortgage Trust 144A
FRB Ser. 12-C1, Class E, 5.00%, 5/10/45 W	1,132,786	1,067,589
FRB Ser. 18-C11, Class D, 3.00%, 6/15/51 W	1,695,000	940,414
VMC Finance, LLC 144A FRB Ser. 21-FL4, Class A, 6.229%, 6/16/36	90,582	90,480
Wells Fargo Commercial Mortgage Trust
FRB Ser. 16-NXS5, Class D, 5.141%, 1/15/59 W	1,174,000	936,715
FRB Ser. 18-C46, Class C, 5.13%, 8/15/51 W	868,000	785,973
FRB Ser. 15-C31, Class C, 4.746%, 11/15/48 W	1,373,000	1,309,454
FRB Ser. 15-SG1, Class B, 4.593%, 9/15/48 W	1,072,000	996,001
FRB Ser. 15-C29, Class D, 4.359%, 6/15/48 W	1,407,000	1,265,471
FRB Ser. 20-C57, Class C, 4.157%, 8/15/53 W	418,000	386,215
Ser. 15-C31, Class D, 3.852%, 11/15/48	1,554,000	1,322,639
Ser. 15-C31, Class A4, 3.695%, 11/15/48	603,000	595,452
Ser. 15-NXS3, Class A4, 3.617%, 9/15/57	508,000	501,312
Ser. 16-BNK1, Class C, 3.071%, 8/15/49 W	790,000	518,911
Ser. 20-C56, Class A2, 2.498%, 6/15/53	503,521	480,808
Wells Fargo Commercial Mortgage Trust 144A
FRB Ser. 15-C31, Class E, 4.746%, 11/15/48 W	1,550,000	1,099,087
FRB Ser. 15-C30, Class D, 4.638%, 9/15/58 W	522,500	466,646
Ser. 17-RB1, Class D, 3.401%, 3/15/50	991,000	598,852
Ser. 16-C33, Class D, 3.123%, 3/15/59	1,498,000	1,259,743
WF-RBS Commercial Mortgage Trust Ser. 14-C21, Class C, 4.234%, 8/15/47 W	1,815,000	1,686,816
WF-RBS Commercial Mortgage Trust 144A
Ser. 11-C4, Class E, 5.149%, 6/15/44 W	1,066,568	925,991
FRB Ser. 12-C9, Class E, 4.876%, 11/15/45 W	820,099	778,179
FRB Ser. 13-C11, Class D, 4.198%, 3/15/45 W	1,406,000	1,141,338
		114,692,416
Residential mortgage-backed securities (non-agency) (23.1%)
A&D Mortgage Trust 144A
Ser. 23-NQM4, Class A1, 7.472%, 9/25/68	1,513,732	1,557,121
Ser. 23-NQM5, Class A1, 7.049%, 11/25/68	1,871,434	1,913,898
Ser. 24-NQM1, Class A1, 6.195%, 2/25/69	1,863,870	1,888,960
Ser. 23-NQM2, Class A1, 6.132%, 5/25/68	1,767,913	1,779,687
American Home Mortgage Investment Trust FRB Ser. 07-1, Class GA1C, (CME Term SOFR 1 Month + 0.30%), 5.159%, 5/25/47	4,966,196	2,842,146
Arroyo Mortgage Trust 144A Ser. 19-3, Class M1, 4.204%, 10/25/48 W	750,000	695,115
Bayview Financial Mortgage Pass-Through Trust Ser. 06-C, Class 1A3, 6.528%, 11/28/36	2,374,892	2,310,011

Mortgage Securities Fund
7

MORTGAGE-BACKED SECURITIES (79.5%)* cont.	Principal amount	Value
Residential mortgage-backed securities (non-agency) cont.
Bear Stearns Alt-A Trust
FRB Ser. 05-8, Class 21A1, 5.779%, 10/25/35 W	$299,697	$254,019
FRB Ser. 05-10, Class 11A1, (CME Term SOFR 1 Month + 0.61%), 5.469%, 1/25/36	179,886	170,143
Carrington Mortgage Loan Trust FRB Ser. 06-NC2, Class A4, (CME Term SOFR 1 Month + 0.59%), 5.449%, 6/25/36	2,377,299	2,296,015
COLT Mortgage Loan Trust 144A Ser. 23-3, Class A1, 7.18%, 9/25/68	2,578,746	2,641,178
Countrywide Alternative Loan Trust FRB Ser. 06-OA19, Class A1, (CME Term SOFR 1 Month + 0.29%), 5.255%, 2/20/47	1,723,888	1,377,849
Countrywide Asset-Backed Certificates FRB Ser. 07-10, Class 1A1, (CME Term SOFR 1 Month + 0.29%), 5.149%, 6/25/47	3,310,640	3,180,175
Cross Mortgage Trust 144A Ser. 24-H1, Class A1, stepped-coupon 6.085% (7.085%, 1/1/28), 12/25/68 ††	2,525,664	2,554,814
Deutsche Alt-B Securities Mortgage Loan Trust Ser. 06-AB4, Class A4B, 6.50%, 10/25/36	1,943,785	1,691,954
Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN Ser. 15-DNA3, Class B, (US 30 Day Average SOFR + 9.46%), 14.745%, 4/25/28	328,180	350,079
Structured Agency Credit Risk Debt FRN Ser. 15-HQA1, Class B, (US 30 Day Average SOFR + 8.91%), 14.195%, 3/25/28	2,707,765	2,802,673
Structured Agency Credit Risk Debt FRN Ser. 16-DNA3, Class M3, (US 30 Day Average SOFR + 5.11%), 10.395%, 12/25/28	1,883,291	1,988,820
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Trust FRB Ser. 19-HQA2, Class B2, (US 30 Day Average SOFR + 11.36%), 16.645%, 4/25/49	637,000	768,402
Structured Agency Credit Risk Trust FRB Ser. 18-HQA2, Class B2, (US 30 Day Average SOFR + 11.11%), 16.395%, 10/25/48	2,108,000	2,689,932
Structured Agency Credit Risk Trust FRB Ser. 19-DNA1, Class B2, (US 30 Day Average SOFR + 10.86%), 16.145%, 1/25/49	4,520,000	5,640,012
Structured Agency Credit Risk Trust FRB Ser. 19-DNA2, Class B2, (US 30 Day Average SOFR + 10.61%), 15.895%, 3/25/49	282,000	335,891
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-DNA4, Class B2, (US 30 Day Average SOFR + 10.11%), 15.395%, 8/25/50	2,647,000	3,596,670
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-HQA3, Class B2, (US 30 Day Average SOFR + 10.11%), 15.395%, 7/25/50	916,000	1,239,970
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA3, Class B2, (US 30 Day Average SOFR + 9.75%), 15.03%, 4/25/42	350,000	398,112
Structured Agency Credit Risk Trust FRB Ser. 19-FTR1, Class B2, (US 30 Day Average SOFR + 8.46%), 13.745%, 1/25/48	2,681,000	3,196,802
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-HQA2, Class B2, (US 30 Day Average SOFR + 7.71%), 12.995%, 3/25/50	1,000,000	1,202,511
Structured Agency Credit Risk Trust FRB Ser. 19-DNA4, Class B2, (US 30 Day Average SOFR + 6.36%), 11.645%, 10/25/49	1,070,000	1,189,340
Structured Agency Credit Risk Trust FRB Ser. 19-FTR3, Class FTR3, (US 30 Day Average SOFR + 4.91%), 10.263%, 9/25/47	371,000	393,612
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-DNA5, Class B1, (US 30 Day Average SOFR + 4.80%), 10.08%, 10/25/50	3,100,000	3,540,216
Structured Agency Credit Risk Trust REMICs FRB Ser. 21-DNA1, Class B2, (US 30 Day Average SOFR + 4.75%), 10.03%, 1/25/51	1,330,000	1,431,337
Seasoned Credit Risk Transfer Trust Ser. 19-1, Class M, 4.75%, 7/25/58 W	1,331,342	1,294,224
Seasoned Credit Risk Transfer Trust FRB Ser. 18-3, Class 3, 4.75%, 8/25/57 W	876,000	844,853
Seasoned Credit Risk Transfer Trust Ser. 19-4, Class M, 4.50%, 2/25/59 W	2,085,000	1,961,455
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2B, (US 30 Day Average SOFR + 12.86%), 18.145%, 10/25/28	467,009	533,907
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1B, (US 30 Day Average SOFR + 11.86%), 17.145%, 10/25/28	2,814,825	3,239,954
Connecticut Avenue Securities FRB Ser. 16-C04, Class 1B, (US 30 Day Average SOFR + 10.36%), 15.645%, 1/25/29	778,638	888,388
Connecticut Avenue Securities FRB Ser. 16-C06, Class 1B, (US 30 Day Average SOFR + 9.36%), 14.645%, 4/25/29	503,615	571,114
Federal National Mortgage Association 144A
Connecticut Avenue Securities Trust FRB Ser. 20-SBT1, Class 1B1, (US 30 Day Average SOFR + 6.86%), 12.145%, 2/25/40	3,455,000	3,747,107
Connecticut Avenue Securities Trust FRB Ser. 19-R03, Class 1B1, (US 30 Day Average SOFR + 4.21%), 9.495%, 9/25/31	803,342	853,804
8
Mortgage Securities Fund

MORTGAGE-BACKED SECURITIES (79.5%)* cont.	Principal amount	Value
Residential mortgage-backed securities (non-agency) cont.
Federal National Mortgage Association 144A
Connecticut Avenue Securities Trust FRB Ser. 20-SBT1, Class 1M2, (US 30 Day Average SOFR + 3.76%), 9.045%, 2/25/40	$1,887,000	$1,997,146
Connecticut Avenue Securities Trust FRB Ser. 20-R01, Class 1B1, (US 30 Day Average SOFR + 3.36%), 8.645%, 1/25/40	347,000	360,408
Connecticut Avenue Securities Trust FRB Ser. 20-R02, Class 2B1, (US 30 Day Average SOFR + 3.11%), 8.395%, 1/25/40	311,000	318,815
Connecticut Avenue Securities Trust FRB Ser. 22-R02, Class 2M2, (US 30 Day Average SOFR + 3.00%), 8.28%, 1/25/42	3,048,000	3,130,911
Connecticut Avenue Securities FRB Ser. 21-R02, Class 2M2, (US 30 Day Average SOFR + 2.00%), 7.28%, 11/25/41	400,000	401,897
GS Mortgage-Backed Securities Trust 144A Ser. 24-RPL4, Class A1, stepped-coupon 3.90% (4.90%, 7/1/28), 9/25/61 ††	630,188	614,750
HarborView Mortgage Loan Trust FRB Ser. 05-2, Class 1A, (CME Term SOFR 1 Month + 0.63%), 5.599%, 5/19/35	950,271	287,748
Home Re, Ltd. 144A FRB Ser. 21-2, Class B1, (US 30 Day Average SOFR + 4.15%), 9.43%, 1/25/34 (Bermuda)	1,000,000	1,020,266
HOMES Trust 144A Ser. 24-NQM1, Class A1, stepped-coupon 5.915% (6.915%, 7/1/28), 7/25/69 ††	207,792	210,503
HTAP 144A FRB Ser. 24-1, Class A, 7.00%, 4/25/37	1,058,874	1,059,760
JPMorgan Alternative Loan Trust FRB Ser. 06-A6, Class 1A1, (CME Term SOFR 1 Month + 0.43%), 5.289%, 11/25/36	1,090,499	930,742
JPMorgan Mortgage Trust 144A FRB Ser. 24-9, Class A11, (US 30 Day Average SOFR + 1.35%), 6.693%, 2/25/55	3,264,000	3,270,241
JPMorgan Mortgage Trust 144A FRB Ser. 24-VIS2, Class A1, 5.853%, 11/25/64	1,776,098	1,802,136
LHOME Mortgage Trust 144A
Ser. 23-RTL2, Class A1, 8.00%, 6/25/28	641,000	651,577
Ser. 23-RTL4, Class A1, 7.628%, 11/25/28	781,000	797,193
MFA Trust 144A Ser. 23-NQM3, Class A1, 6.617%, 7/25/68	438,107	444,589
Morgan Stanley ABS Capital I, Inc. Trust FRB Ser. 04-HE9, Class M2, (CME Term SOFR 1 Month + 1.04%), 5.899%, 11/25/34	43,888	42,671
Morgan Stanley Residential Mortgage Loan Trust 144A
FRB Ser. 24-4, Class AF, (US 30 Day Average SOFR + 1.35%), 6.693%, 9/25/54	2,236,000	2,240,275
FRB Ser. 24-3, Class AF, (US 30 Day Average SOFR + 1.35%), 6.63%, 7/25/54	1,846,239	1,848,068
PRMI Securitization Trust 144A FRB Ser. 24-CMG1, Class A1, (US 30 Day Average SOFR + 1.45%), 6.797%, 7/25/54	713,470	714,000
Saluda Grade Alternative Mortgage Trust 144A
Ser. 24-RTL5, Class A1, stepped-coupon 7.762% (9.262%, 9/1/26), 4/25/30 ††	2,609,000	2,652,306
Ser. 24-RTL4, Class A1, stepped-coupon 7.50% (8.50%, 7/1/26), 2/25/30 ††	1,074,000	1,087,935
FRB Ser. 24-RTL6, Class A1, 7.439%, 7/25/30	509,000	517,065
Structured Asset Mortgage Investments II Trust FRB Ser. 06-AR7, Class A1BG, (CME Term SOFR 1 Month + 0.23%), 5.089%, 8/25/36	204,085	179,543
Towd Point Mortgage Trust 144A Ser. 19-2, Class A2, 3.75%, 12/25/58 W	862,000	800,620
WaMu Mortgage Pass-Through Certificates Trust FRB Ser. 05-AR8, Class 2AC2, (CME Term SOFR 1 Month + 1.03%), 5.889%, 7/25/45	489,265	467,694
Wells Fargo Home Equity Asset-Backed Securities Trust FRB Ser. 07-2, Class A3, (CME Term SOFR 1 Month + 0.57%), 5.429%, 4/25/37	476,865	467,604
		100,168,733
Total mortgage-backed securities (cost $357,650,201)		$344,991,654
ASSET-BACKED SECURITIES (1.0%)*	Principal amount	Value
Station Place Securitization Trust 144A
FRB Ser. 24-2, Class A, (CME Term SOFR 1 Month + 0.90%), 6.178%, 6/22/25	$1,460,000	$1,460,724
FRB Ser. 24-10, Class A, (CME Term SOFR 1 Month + 0.90%), 5.865%, 10/27/25	1,500,000	1,509,012
FRB Ser. 24-5, Class A, (CME Term SOFR 1 Month + 0.90%), 5.757%, 8/4/25	1,510,000	1,510,753
Total asset-backed securities (cost $4,470,000)		$4,480,489
SHORT-TERM INVESTMENTS (16.0%)*	Principal amount/shares	Value
Putnam Short Term Investment Fund Class P 5.04% L	Shares 64,764,753	$64,764,753
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.94% P	Shares 1,378,000	1,378,000
U.S. Treasury Bills 5.314%, 10/24/24 #ΔФ	$2,400,000	2,392,767
U.S. Treasury Bills 5.182%, 11/19/24 ΔФ	600,000	596,207
U.S. Treasury Bills 5.039%, 12/17/24 ΔФ	200,000	198,092
Total short-term investments (cost $69,328,612)		$69,329,819
TOTAL INVESTMENTS
Total investments (cost $1,210,324,526)	$1,196,587,515

Mortgage Securities Fund
9

Key to holding’s abbreviations
bp	Basis Points
CME	Chicago Mercantile Exchange
FRB	Floating Rate Bonds: The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: The rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
OTC	Over-the-counter
PO	Principal Only
REMICs	Real Estate Mortgage Investment Conduits
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced Commitments
Notes to the fund’s portfolio
Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from October 1, 2023 through September 30, 2024 (the reporting period). Within the following notes to the portfolio, references to “Franklin Advisers” represent Franklin Advisers, Inc., the fund’s investment manager, a direct wholly-owned subsidiary of Franklin Resources, Inc., and references to “ASC 820” represent Accounting Standards Codification 820Fair Value Measurements and Disclosures.
*	Percentages indicated are based on net assets of $434,191,294.
††	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
#	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $472,483 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 8).
Δ	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $1,303,256 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 8).
Ф	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain TBA commitments at the close of the reporting period. Collateral at period end totaled $378,016 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 8).
[i]	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts (Note 1).
L	Affiliated company (Note 5). The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
P	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts and TBA commitments. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
W	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
See Note 1 to the financial statements regarding TBA commitments.
The dates shown on debt obligations are the original maturity dates.
FUTURES CONTRACTS OUTSTANDING at 9/30/24
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
U.S. Treasury Note 2 yr (Short)	383	$79,756,758	$79,756,758	Dec-24	$(183,106)
Unrealized appreciation					—
Unrealized (depreciation)					(183,106)
Total					$(183,106)
FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 9/30/24
Counterparty Fixed right or obligation % to receive or (pay)/Floating rate index/ Maturity date	Expiration date/strike	Notional/ contract amount	Premium receivable/ (payable)	Unrealized appreciation/ (depreciation)
Bank of America N.A.
3.0325/US SOFR/Aug-27 (Purchased)	Aug-26/3.0325	$152,225,700	$(970,439)	$(85,399)
(3.0325)/US SOFR/Aug-27 (Purchased)	Aug-26/3.0325	152,225,700	(970,439)	(75,656)
(4.225)/US SOFR/Nov-36 (Purchased)	Nov-26/4.225	41,942,300	(2,147,446)	(1,141,334)
3.725/US SOFR/Nov-36 (Purchased)	Nov-26/3.725	41,942,300	(2,050,978)	669,944
(3.428)/US SOFR/Aug-37 (Purchased)	Aug-27/3.428	23,866,000	(1,373,488)	(125,511)
3.428/US SOFR/Aug-37 (Purchased)	Aug-27/3.428	23,866,000	(1,373,488)	(58,758)

10
Mortgage Securities Fund

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 9/30/24 cont.
Counterparty Fixed right or obligation % to receive or (pay)/Floating rate index/ Maturity date cont.	Expiration date/strike	Notional/ contract amount	Premium receivable/ (payable)	Unrealized appreciation/ (depreciation)
Bank of America N.A.
3.685/US SOFR/May-59 (Purchased)	May-29/3.685	$7,926,300	$(1,062,917)	$379,123
(3.685)/US SOFR/May-59 (Purchased)	May-29/3.685	7,926,300	(1,062,917)	(225,995)
Barclays Bank PLC
(1.945)/US SOFR/Jun-51 (Purchased)	Jun-31/1.945	12,539,500	(2,658,374)	348,084
1.945/US SOFR/Jun-51 (Purchased)	Jun-31/1.945	12,539,500	(675,879)	(165,396)
3.10/US SOFR/Dec-42 (Purchased)	Dec-32/3.10	1,161,400	(398,522)	14,566
Goldman Sachs International
2.35/US SOFR/Mar-59 (Purchased)	Mar-29/2.35	13,681,500	(797,631)	24,599
JPMorgan Chase Bank N.A.
3.0925/US SOFR/Mar-43 (Written)	Mar-33/3.0925	13,402,000	1,125,768	(174,494)
(3.0925)/US SOFR/Mar-43 (Written)	Mar-33/3.0925	13,402,000	1,125,768	253,311
Mizuho Capital Markets LLC
(3.05)/US SOFR/Dec-29 (Purchased)	Dec-24/3.05	14,717,100	(176,605)	17,307
3.55/US SOFR/Dec-29 (Written)	Dec-24/3.55	14,717,100	48,566	(5,253)
Unrealized appreciation				1,706,934
Unrealized (depreciation)				(2,057,796)
Total				$(350,862)
TBA SALE COMMITMENTS OUTSTANDING at 9/30/24 (proceeds receivable $127,528,555)
Agency	Principal amount	Settlement date	Value
Government National Mortgage Association, 5.00%, 10/1/54	$23,000,000	10/21/24	$23,040,420
Uniform Mortgage-Backed Securities, 5.50%, 10/1/54	28,000,000	10/15/24	28,328,600
Uniform Mortgage-Backed Securities, 5.00%, 10/1/54	68,000,000	10/15/24	67,965,469
Uniform Mortgage-Backed Securities, 2.50%, 10/1/54	9,000,000	10/15/24	7,769,888
Total			$127,104,377
OTC INTEREST RATE SWAP CONTRACTS OUTSTANDING at 9/30/24
Swap counterparty/ Notional amount		Value	Upfront premium received (paid)	Termination date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
Morgan Stanley & Co. International PLC
	$50,000,000	$29,850	$1,162,857	9/21/27	3.30% — Annually	US SOFR — Annually	$1,209,910
Upfront premium received			1,162,857	Unrealized appreciation			1,209,910
Upfront premium (paid)			—	Unrealized (depreciation)			—
Total		$1,162,857		Total			$1,209,910
CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 9/30/24
Notional amount	Value	Upfront premium received (paid)	Termination date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
$19,166,900	$927,889E	$(652)	12/13/57	US SOFR — Annually	3.524% — Annually	$927,237
3,635,100	68,311E	(71)	12/6/42	US SOFR — Annually	3.887% — Annually	68,240
3,805,500	140,172E	(57)	3/18/36	3.757% — Annually	US SOFR — Annually	(140,229)
4,043,400	175,334E	(137)	2/20/59	3.485% — Annually	US SOFR — Annually	(175,471)
61,590,900	685,076	(231)	3/18/26	US SOFR — Annually	4.413% — Annually	387,692
2,239,000	122,308E	(32)	4/17/35	3.919% — Annually	US SOFR — Annually	(122,339)
7,281,500	415,402E	(103)	4/17/35	3.948% — Annually	US SOFR — Annually	(415,505)
958,100	36,280E	(14)	3/31/38	US SOFR — Annually	3.93% — Annually	36,266
1,196,100	45,594E	(41)	12/18/58	3.455% — Annually	US SOFR — Annually	(45,635)
70,356,000	1,456,862	1,174,043	9/18/26	4.55% — Annually	US SOFR — Annually	(293,973)
36,723,000	1,841,952	(706,915)	9/18/29	US SOFR — Annually	4.35% — Annually	1,138,208
9,873,500	698,521	611,235	9/18/34	4.15% — Annually	US SOFR — Annually	(87,424)
24,828,000	3,016,155	2,550,329	9/18/54	3.95% — Annually	US SOFR — Annually	(464,383)
534,369,000	5,563,316E	6,831,186	12/18/26	3.80% — Annually	US SOFR — Annually	1,267,870
72,151,000	1,383,423E	1,779,271	12/18/29	3.60% — Annually	US SOFR — Annually	395,848

Mortgage Securities Fund
11

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 9/30/24 cont.
	Notional amount	Value	Upfront premium received (paid)	Termination date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
	$51,237,000	$501,047E	$952,740	12/18/34	3.40% — Annually	US SOFR — Annually	$451,695
	6,380,000	100,893E	(20,402)	12/18/54	US SOFR — Annually	3.20% — Annually	(121,295)
	6,191,000	132,834E	(139,779)	12/18/29	US SOFR — Annually	3.65% — Annually	(6,945)
	6,015,000	84,216E	130,722	12/18/34	3.45% — Annually	US SOFR — Annually	46,501
	Total	$13,161,092		$2,846,358
E	Extended effective date.
	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 9/30/24
	Swap counterparty/ Referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termination date	Payments received by fund	Unrealized appreciation/ (depreciation)
	Citigroup Global Markets, Inc.
	CMBX NA BB.13 Index	B+/P	$1,664,481	$3,893,000	$1,320,116	12/16/72	500 bp — Monthly	$347,609
	CMBX NA BB.6 Index	CCC-/P	254,204	752,405	197,281	5/11/63	500 bp — Monthly	57,550
	CMBX NA BBB–.11 Index	BB+/P	33,810	161,000	19,787	11/18/54	300 bp — Monthly	14,104
	CMBX NA BBB–.16 Index	BBB–/P	31,824	140,000	21,868	4/17/65	300 bp — Monthly	10,026
	Goldman Sachs International
	CMBX NA BB.6 Index	CCC-/P	6,423	19,042	4,993	5/11/63	500 bp — Monthly	1,446
	CMBX NA BBB–.11 Index	BB+/P	186	1,000	123	11/18/54	300 bp — Monthly	64
	CMBX NA BBB–.16 Index	BBB–/P	28,955	141,000	22,024	4/17/65	300 bp — Monthly	7,001
	JPMorgan Securities LLC
	CMBX NA BB.10 Index	CCC+/P	28,886	360,000	144,792	5/11/63	500 bp — Monthly	(115,606)
	CMBX NA BBB–.8 Index	B/P	103,543	601,926	73,555	10/17/57	300 bp — Monthly	30,288
	Merrill Lynch International
	CMBX NA A.13 Index	A-/P	132,031	1,013,000	82,661	12/16/72	200 bp — Monthly	49,708
	CMBX NA A.13 Index	A-/P	134,846	1,013,000	82,661	12/16/72	200 bp — Monthly	52,523
	CMBX NA BB.6 Index	CCC-/P	186,736	859,451	225,348	5/11/63	500 bp — Monthly	(37,895)
	Morgan Stanley & Co. International PLC
	CMBX NA BB.13 Index	B+/P	370,733	822,000	278,740	12/16/72	500 bp — Monthly	92,678
	CMBX NA BBB–.16 Index	BBB–/P	15,685	69,000	10,778	4/17/65	300 bp — Monthly	4,941
	Upfront premium received		2,992,343	Unrealized appreciation				667,938
	Upfront premium (paid)		—	Unrealized (depreciation)				(153,501)
	Total	$2,992,343		Total				$514,437
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s, Standard & Poor’s or Fitch ratings are believed to be the most recent ratings available at September 30, 2024. Securities rated by Fitch are indicated by “/F.” Securities rated by Putnam are indicated by “/P.” The Putnam rating categories are comparable to the Standard & Poor’s classifications.

12
Mortgage Securities Fund

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 9/30/24
	Swap counterparty/ Referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termination date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
	Citigroup Global Markets, Inc.
	CMBX NA BB.10 Index	$(140,649)	$349,000	$140,368	11/17/59	(500 bp) — Monthly	$(572)
	CMBX NA BB.10 Index	(140,246)	348,000	139,966	11/17/59	(500 bp) — Monthly	(570)
	CMBX NA BB.10 Index	(5,642)	14,000	5,631	11/17/59	(500 bp) — Monthly	(23)
	CMBX NA BB.8 Index	(28,145)	61,086	22,773	10/17/57	(500 bp) — Monthly	(5,423)
	CMBX NA BBB–.10 Index	(707,526)	2,354,000	407,477	11/17/59	(300 bp) — Monthly	(301,226)
	CMBX NA BBB–.12 Index	(1,285,860)	4,531,000	882,639	8/17/61	(300 bp) — Monthly	(408,202)
	CMBX NA BBB–.8 Index	(279,717)	1,312,634	160,404	10/17/57	(300 bp) — Monthly	(119,970)
	Goldman Sachs International
	CMBX NA BB.8 Index	(53,080)	122,171	45,545	10/17/57	(500 bp) — Monthly	(7,637)
	JPMorgan Securities LLC
	CMBX NA BB.11 Index	(111,197)	111,162	29,147	5/11/63	(500 bp) — Monthly	(82,142)
	Merrill Lynch International
	CMBX NA BB.10 Index	(1,764)	31,000	12,468	11/17/59	(500 bp) — Monthly	10,678
	Morgan Stanley & Co. International PLC
	CMBX NA BB.8 Index	(950,911)	2,034,618	758,506	10/17/57	(500 bp) — Monthly	(194,101)
	CMBX NA BBB–.10 Index	(579,466)	1,792,000	310,195	11/17/59	(300 bp) — Monthly	(270,166)
	CMBX NA BBB–.11 Index	(39,515)	162,000	19,910	11/18/54	(300 bp) — Monthly	(19,687)
	CMBX NA BBB–.8 Index	(262,257)	1,154,900	141,129	10/17/57	(300 bp) — Monthly	(121,705)
	Upfront premium received	—	Unrealized appreciation				10,678
	Upfront premium (paid)	(4,585,975)	Unrealized (depreciation)				(1,531,424)
	Total	$(4,585,975)	Total				$(1,520,746)
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Asset-backed securities	$—	$4,480,489	$—
Mortgage-backed securities	—	344,991,654	—
U.S. government and agency mortgage obligations	—	777,618,179	—
U.S. treasury obligations	—	167,374	—
Short-term investments	1,378,000	67,951,819	—
Totals by level	$1,378,000	$1,195,209,515	$—
	Valuation inputs
Other financial instruments:	Level 1	Level 2	Level 3
Futures contracts	$(183,106)	$—	$—
Forward premium swap option contracts	—	(350,862)	—
TBA sale commitments	—	(127,104,377)	—
Interest rate swap contracts	—	(10,267,681)	—
Credit default contracts	—	587,323	—
Totals by level	$(183,106)	$(137,135,597)	$—

The accompanying notes are an integral part of these financial statements.

Mortgage Securities Fund
13

Financial Statements

Statement of assets and liabilities

9/30/24

ASSETS
Investment in securities, at value (Notes 1 and 8):
Unaffiliated issuers (identified cost $1,145,559,773)	$1,131,822,762
Affiliated issuers (identified cost $64,764,753) (Note 5)	64,764,753
Cash	13,516
Interest and other receivables	3,912,894
Receivable for shares of the fund sold	242,907
Receivable for investments sold	57,917
Receivable for sales of TBA securities (Note 1)	127,793,305
Receivable for variation margin on futures contracts (Note 1)	143,614
Receivable for variation margin on centrally cleared swap contracts (Note 1)	2,459,483
Unrealized appreciation on forward premium swap option contracts (Note 1)	1,706,934
Unrealized appreciation on OTC swap contracts (Note 1)	1,888,526
Premium paid on OTC swap contracts (Note 1)	4,585,975
Deposits with broker (Note 1)	15,755,122
Prepaid assets	38,164
Total assets	1,355,185,872

LIABILITIES
Payable for investments purchased	1,950,279
Payable for purchases of TBA securities (Note 1)	780,115,432
Payable for shares of the fund repurchased	107,670
Payable for compensation of Manager (Note 2)	135,609
Payable for custodian fees (Note 2)	23,136
Payable for investor servicing fees (Note 2)	207,201
Payable for Trustee compensation and expenses (Note 2)	509,632
Payable for administrative services (Note 2)	827
Payable for distribution fees (Note 2)	83,902
Payable for variation margin on centrally cleared swap contracts (Note 1)	963,141
Unrealized depreciation on forward premium swap option contracts (Note 1)	2,057,796
Unrealized depreciation on OTC swap contracts (Note 1)	1,684,925
Premium received on OTC swap contracts (Note 1)	4,155,200
TBA sale commitments, at value (proceeds receivable $127,528,555) (Note 1)	127,104,377
Collateral on certain derivative contracts and TBA commitments, at value (Notes 1 and 8)	1,545,374
Payable to broker (Note 1)	162,156
Other accrued expenses	187,921
Total liabilities	920,994,578
Net assets	$434,191,294

Represented by
Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$818,028,298
Total distributable earnings (Note 1)	(383,837,004)
Total — Representing net assets applicable to capital shares outstanding	$434,191,294

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE
Net asset value and redemption price per class A share ($391,225,811 divided by 45,284,402 shares)	$8.64
Offering price per class A share (100/96.00 of $8.64)*	$9.00
Net asset value and offering price per class C share ($1,612,956 divided by 189,172 shares)**	$8.53
Net asset value, offering price and redemption price per class R share ($4,151,114 divided by 488,414 shares)	$8.50
Net asset value, offering price and redemption price per class R6 share ($3,979,488 divided by 468,624 shares)	$8.49
Net asset value, offering price and redemption price per class Y share ($33,221,925 divided by 3,913,298 shares)	$8.49
*	On single retail sales of less than $100,000. On sales of $100,000 or more the offering price is reduced.
**	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.

14	Mortgage Securities Fund

Statement of operations

Year ended 9/30/24

Investment income
Interest (including interest income of $2,016,184 from investments in affiliated issuers) (Note 5)	$33,306,353
Total investment income	33,306,353

EXPENSES
Compensation of Manager (Note 2)	1,609,608
Investor servicing fees (Note 2)	864,483
Custodian fees (Note 2)	55,690
Trustee compensation and expenses (Note 2)	20,047
Distribution fees (Note 2)	1,001,107
Administrative services (Note 2)	10,611
Other	372,480
Total expenses	3,934,026
Expense reduction (Note 2)	(37,228)
Net expenses	3,896,798
Net investment income	29,409,555

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Securities from unaffiliated issuers (Notes 1 and 3)	9,699,447
Futures contracts (Note 1)	(125,492)
Swap contracts (Note 1)	(8,448,813)
Written options (Note 1)	628,085
Total net realized gain	1,753,227
Change in net unrealized appreciation (depreciation) on:
Securities from unaffiliated issuers and TBA sale commitments	35,240,288
Futures contracts	(652,125)
Swap contracts	(11,130,614)
Written options	3,279,725
Total change in net unrealized appreciation	26,737,274
Net gain on investments	28,490,501
Net increase in net assets resulting from operations	$57,900,056

The accompanying notes are an integral part of these financial statements.

Mortgage Securities Fund	15

Statement of changes in net assets

	Year ended 9/30/24	Year ended 9/30/2023
Increase (decrease) in net assets
Operations
Net investment income	$29,409,555	$29,665,115
Net realized gain (loss) on investments	1,753,227	(55,524,487)
Change in net unrealized appreciation of investments	26,737,274	21,500,387
Net increase (decrease) in net assets resulting from operations	57,900,056	(4,358,985)
Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class A	(39,130,809)	(55,401,156)
Class B	(13,022)	(56,944)
Class C	(188,455)	(381,762)
Class R	(418,637)	(594,142)
Class R6	(499,032)	(750,887)
Class Y	(2,768,936)	(3,393,543)
Increase (decrease) from capital share transactions (Note 4)	8,308,427	(7,970,161)
Total increase (decrease) in net assets	23,189,592	(72,907,580)
Net assets
Beginning of year	411,001,702	483,909,282
End of year	$434,191,294	$411,001,702

The accompanying notes are an integral part of these financial statements.

16	Mortgage Securities Fund

Financial highlights

(For a common share outstanding throughout the period)

INVESTMENT OPERATIONS					LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
Period ended	Net asset value, beginning of period	Net investment income (loss)[a]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	From return of capital	Total distributions	Net asset value, end of period	Total return at net asset value (%)[b]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%)[c]	Ratio of net investment income (loss) to average net assets (%)	Portfolio turnover (%)[d]
Class A
September 30, 2024	$8.34	.59	.58	1.17	(.87)	—	(.87)	$8.64	14.76	$391,226.95		6.98	1,383
September 30, 2023	9.65	.59	(.67)	(.08)	(1.23)	—	(1.23)	8.34	(1.41)	375,957	.97[e]	6.52[e]	1,500
September 30, 2022	11.87	.55	(2.28)	(1.73)	(.49)	—	(.49)	9.65	(14.96)	442,394	.92[e,f]	5.02[e]	863
September 30, 2021	12.02	.53	(.19)	.34	(.14)	(.35)	(.49)	11.87	2.80	606,657	.78[e]	4.29[e]	974
September 30, 2020	12.96	.48	(.87)	(.39)	(.55)	—	(.55)	12.02	(3.05)	680,883	.75[e]	3.88[e]	916
Class C
September 30, 2024	$8.24	.52	.58	1.10	(.81)	—	(.81)	$8.53	13.94	$1,613	1.70	6.21	1,383
September 30, 2023	9.54	.52	(.66)	(.14)	(1.16)	—	(1.16)	8.24	(2.07)	2,268	1.72[e]	5.76[e]	1,500
September 30, 2022	11.74	.46	(2.25)	(1.79)	(.41)	—	(.41)	9.54	(15.60)	3,467	1.67[e,f]	4.25[e]	863
September 30, 2021	11.90	.42	(.18)	.24	(.11)	(.29)	(.40)	11.74	1.94	5,938	1.53[e]	3.44[e]	974
September 30, 2020	12.84	.39	(.88)	(.49)	(.45)	—	(.45)	11.90	(3.82)	14,611	1.50[e]	3.13[e]	916
Class R
September 30, 2024	$8.22	.56	.57	1.13	(.85)	—	(.85)	$8.50	14.41	$4,151	1.20	6.71	1,383
September 30, 2023	9.52	.56	(.66)	(.10)	(1.20)	—	(1.20)	8.22	(1.58)	4,518	1.22[e]	6.27[e]	1,500
September 30, 2022	11.71	.52	(2.24)	(1.72)	(.47)	—	(.47)	9.52	(15.11)	4,593	1.17[e,f]	4.77[e]	863
September 30, 2021	11.88	.49	(.20)	.29	(.13)	(.33)	(.46)	11.71	2.41	6,479	1.03[e]	4.02[e]	974
September 30, 2020	12.81	.45	(.86)	(.41)	(.52)	—	(.52)	11.88	(3.26)	7,813	1.00[e]	3.63[e]	916
Class R6
September 30, 2024	$8.21	.61	.58	1.19	(.91)	—	(.91)	$8.49	15.25	$3,979.54		7.33	1,383
September 30, 2023	9.52	.62	(.67)	(.05)	(1.26)	—	(1.26)	8.21	(1.04)	5,451	.56[e]	6.94[e]	1,500
September 30, 2022	11.71	.59	(2.25)	(1.66)	(.53)	—	(.53)	9.52	(14.58)	5,123	.53[e,f]	5.40[e]	863
September 30, 2021	11.88	.57	(.20)	.37	(.15)	(.39)	(.54)	11.71	3.07	6,069	.41[e]	4.67[e]	974
September 30, 2020	12.82	.52	(.86)	(.34)	(.60)	—	(.60)	11.88	(2.71)	5,928	.37[e]	4.26[e]	916
Class Y
September 30, 2024	$8.21	.61	.57	1.18	(.90)	—	(.90)	$8.49	15.08	$33,222.70		7.24	1,383
September 30, 2023	9.52	.60	(.66)	(.06)	(1.25)	—	(1.25)	8.21	(1.17)	22,575	.72[e]	6.77[e]	1,500
September 30, 2022	11.71	.58	(2.25)	(1.67)	(.52)	—	(.52)	9.52	(14.71)	27,715	.67[e,f]	5.23[e]	863
September 30, 2021	11.88	.55	(.19)	.36	(.15)	(.38)	(.53)	11.71	2.93	77,518	.53[e]	4.59[e]	974
September 30, 2020	12.81	.51	(.86)	(.35)	(.58)	—	(.58)	11.88	(2.75)	61,132	.50[e]	4.14[e]	916
Mortgage Securities Fund
17

Financial highlightscont.

[a]	Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.
[b]	Total return assumes dividend reinvestment and does not reflect the effect of sales charges.
[c]	Includes amounts paid through expense offset and/or brokerage service arrangements, if any (Note 2). Also excludes acquired fund fees and expenses, if any.
[d]	Portfolio turnover includes TBA purchase and sale commitments.
[e]	Reflects an involuntary contractual expense limitation and/or waivers of certain fund expenses in connection with investments in Putnam Government Money Market Fund in effect during the period. As a result of such limitations and/or waivers, the expenses of each class reflect a reduction of the following amounts:
Periods ended	Percentage of average net assets
September 30, 2023	<0.01%
September 30, 2022	<0.01
September 30, 2021	0.11
September 30, 2020	0.14
[f]	Includes one-time proxy cost of 0.01%.

The accompanying notes are an integral part of these financial statements.

18
Mortgage Securities Fund

Notes to financial statements 9/30/24

Unless otherwise noted, the “reporting period” represents the period from October 1, 2023 through September 30, 2024. The following table defines commonly used references within the Notes to financial statements:

References to	Represent
1940 Act	Investment Company Act of 1940, as amended
Franklin Advisers	Franklin Advisers, Inc., a direct wholly-owned subsidiary of Franklin Templeton, and the fund’s investment manager for periods on or after July 15, 2024
Franklin Distributors	Franklin Distributors, LLC, an indirect wholly-owned subsidiary of Franklin Templeton, and the fund’s distributor and principal underwriter for periods on or after August 2, 2024
Franklin Templeton	Franklin Resources, Inc.
Franklin Templeton Services	Franklin Templeton Services, LLC, a wholly-owned subsidiary of Franklin Templeton
JPMorgan	JPMorgan Chase Bank, N.A.
OTC	Over-the-counter
PIL	Putnam Investments Limited, an indirect wholly-owned subsidiary of Franklin Templeton
PSERV	Putnam Investor Services, Inc., a wholly-owned subsidiary of Franklin Templeton
Putnam Management	Putnam Investment Management, LLC, an indirect wholly-owned subsidiary of Franklin Templeton, and the fund’s investment manager for periods prior to July 15, 2024
Putnam Retail Management	Putnam Retail Management Limited Partnership, an indirect wholly-owned subsidiary of Franklin Templeton, and the fund’s distributor and principal underwriter for periods prior to August 2, 2024
SEC	Securities and Exchange Commission
State Street	State Street Bank and Trust Company

Putnam Mortgage Securities Fund (the fund) is a Massachusetts business trust, which is registered under the 1940 Act as a diversified, open-end management investment company. The goal of the fund is to seek as high a level of current income as Franklin Advisers believes is consistent with preservation of capital. The fund invests mainly in mortgages, mortgage-related fixed income securities and related derivatives that are either investment-grade or below-investment-grade in quality (sometimes referred to as “junk bonds”). Under normal circumstances, Franklin Advisers invests at least 80% of the fund’s net assets (plus any borrowings for investment purposes) in mortgages, mortgage-related fixed income securities and related derivatives (i.e., derivatives used to acquire exposure to, or whose underlying securities are, mortgages or mortgage-related securities). The fund generally uses the net unrealized gain or loss, or market value, of mortgage-related derivatives for purposes of this policy, but may use the notional value of a derivative if that is determined to be a more appropriate measure of the fund’s investment exposure. This policy may be changed only after 60 days’ notice to shareholders.

The fund expects to invest in mortgage-backed investments that are obligations of U.S. government agencies and instrumentalities and accordingly are backed by the full faith and credit of the United States (e.g., Ginnie Mae mortgage-backed bonds) as well as in mortgage-backed investments that are backed by only the credit of a federal agency or government-sponsored entity (e.g., Fannie Mae and Freddie Mac mortgage-backed bonds), and that have short- to long-term maturities.

The fund also expects to invest in lower-rated, higher-yielding mortgage-backed securities, including non-agency residential mortgage-backed securities (which may be backed by non-qualified or “sub-prime” mortgages), commercial mortgage-backed securities, and collateralized mortgage obligations (including interest only, principal only, and other prepayment derivatives). Non-agency (i.e., privately issued) securities typically are lower-rated and higher yielding than securities issued or backed by agencies such as Ginnie Mae, Fannie Mae or Freddie Mac. The fund currently has significant investment exposure to commercial mortgage-backed securities. While the fund’s emphasis will be on mortgage-backed securities, it may also invest to a lesser extent in other types of asset-backed securities.

Franklin Advisers may consider, among other factors, credit, interest rate, prepayment and liquidity risks, as well as general market conditions, when deciding whether to buy or sell investments. The fund typically uses to a significant extent derivatives, including credit default swaps, interest rate swaps, total return swaps, to-be-announced (TBA) commitments, futures, options and swaptions, including on mortgage-backed securities and indices, for both hedging and non-hedging purposes, including to obtain or adjust exposure to mortgage-backed investments.

The fund offers the following share classes. The expenses for each class of shares may differ based on the distribution and investor servicing fees of each class, which are identified in Note 2.

Share class	Sales charge	Contingent deferred sales charge	Conversion feature
Class A	Up to 4.00%	1.00% on certain redemptions of shares bought with no initial sales charge	None
Class C	None	1.00% eliminated after one year	Converts to class A shares after 8 years
Class R †	None	None	None
Class R6 †	None	None	None
Class Y †	None	None	None
† Not available to all investors.

Effective September 5, 2024, the fund converted all of its class B shares into class A shares, and subsequently terminated its class B shares as a fund offering.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent and custodian, who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the fund’s Agreement and Declaration of Trust, any claims asserted by a shareholder against or on behalf of the fund, including claims against Trustees and Officers, must be brought in courts located within the Commonwealth of Massachusetts.

Note 1: Significant accounting policies

The fund follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946. The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net

Mortgage Securities Fund
19

assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

Security valuation Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees (Trustees). The Trustees have formed a Pricing Committee to oversee the implementation of these procedures. Under compliance policies and procedures approved by the Trustees, the Trustees have designated the fund’s investment manager as the valuation designee and has responsibility for oversight of valuation.  The investment manager is assisted by the fund’s administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The VC is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Trustees.

Investments, including mortgage backed securities and short-term investments with remaining maturities of 60 days or less, are valued on the basis of valuations provided by an independent pricing service approved by the Trustees or dealers selected by the fund’s investment manager. Such service providers use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.

Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.

Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income, net of any applicable withholding taxes, if any, is recorded on the accrual basis. Amortization and accretion of premiums and discounts on debt securities, if any, is recorded on the accrual basis.

Securities purchased or sold on a delayed delivery basis may be settled at a future date beyond customary settlement time; interest income is accrued based on the terms of the securities. Losses may arise due to changes in the fair value of the underlying securities or if the counterparty does not perform under the contract.

Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.

Options contracts The fund uses options contracts for hedging duration and convexity, for isolating prepayment risk and for managing downside risks.

The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Exchange-traded options are valued at the last sale price. OTC traded options are valued using quotations from an independent pricing service.

Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap option contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.

Written option contracts outstanding at period end, if any, are listed after the fund’s portfolio .

Futures contracts The fund uses futures contracts for hedging treasury term structure risk and for yield curve positioning.

The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.”

Futures contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Interest rate swap contracts The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, for hedging term structure risk and for yield curve positioning.

An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.

The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

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Mortgage Securities Fund

OTC and centrally cleared interest rate swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

At the close of the reporting period, the fund has deposited cash valued at $15,755,122 in a segregated account to cover margin requirements on open centrally cleared interest rate swap contracts.

Credit default contracts The fund entered into OTC and/or centrally cleared credit default contracts for hedging credit risk, for hedging market risk and for gaining exposure to specific sectors.

In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. Risks of loss may exceed amounts recognized on the Statement of assets and liabilities. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.

OTC and centrally cleared credit default contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

TBA commitments The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.

The fund may also enter into TBA sale commitments to hedge its portfolio positions, to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date are held as “cover” for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.

Unsettled TBA commitments are valued at their fair value according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Franklin Advisers will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.

TBA purchase commitments outstanding at period end, if any, are listed within the fund’s portfolio and TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

Master agreements The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral pledged to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio.

Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.

With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.

At the close of the reporting period, the fund had a net liability position of $1,229,113 on open derivative contracts subject to the Master Agreements . Collateral pledged by the fund at period end for these agreements totaled $1,303,256 and may include amounts related to unsettled agreements.

Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the fund to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

Lines of credit The fund participates, along with other Putnam funds, in a $320 million syndicated unsecured committed line of credit, provided by State Street ($160 million) and JPMorgan ($160 million), and a $235.5 million unsecured uncommitted line of credit, provided by State Street. Borrowings may be made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest is charged to the fund based on the fund’s borrowing at a rate equal to 1.25% plus the higher of (1) the Federal Funds rate and (2) the Overnight Bank Funding Rate for the committed line of credit and 1.30% plus the higher of (1) the Federal Funds rate and (2) the Overnight Bank Funding Rate for the uncommitted line of credit. A closing fee equal to 0.04% of the committed line of credit and 0.04% of the uncommitted line of credit has been paid by the participating funds and a $75,000 fee has been paid by the participating funds to State Street as agent of the syndicated committed line of credit. In addition, a commitment fee of 0.21% per annum on any unutilized portion of the committed line of credit is allocated to the participating funds based on their

Mortgage Securities Fund
21

relative net assets and paid quarterly. During the reporting period, the fund had no borrowings against these arrangements.

Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code.

The fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

Under the Regulated Investment Company Modernization Act of 2010, the fund will be permitted to carry forward capital losses incurred for an unlimited period and the carry forwards will retain their character as either short-term or long-term capital losses. At September 30, 2024, the fund had the following capital loss carryovers available, to the extent allowed by the Code, to offset future net capital gain, if any:

Loss carryover
Short-term	Long-term	Total
$201,349,400	$154,663,963	$356,013,363

Distributions to shareholders Distributions to shareholders from net investment income, if any, are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences include temporary and/or permanent differences from income on swap contracts and interest-only securities. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. At the close of the reporting period, the fund reclassified $11,544,127 to increase undistributed net investment income, and $11,544,127 to increase accumulated net realized loss.

Tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be final tax cost basis adjustments, but closely approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. The tax basis components of distributable earnings and the federal tax cost as of the close of the reporting period were as follows:

Unrealized appreciation	$32,914,208
Unrealized depreciation	(96,182,672)
Net unrealized depreciation	(63,268,464)
Undistributed ordinary income	35,444,822
Capital loss carryforward	(356,013,363)
Cost for federal income tax purposes	$1,122,537,276

Note 2: Management fee, administrative services and other transactions

Effective July 15, 2024, Putnam Management transferred its management contract with the fund to Franklin Advisers. As a result of the transfer, Franklin Advisers replaced Putnam Management as the investment adviser of the fund. In connection with the transfer, the fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers.

In addition, Putnam Management transferred to Franklin Advisers the sub-management contract between Putnam Management and PIL in respect of the fund.

The fund pays Franklin Advisers a management fee (based on the fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of all open-end mutual funds sponsored by Putnam Management (including open-end funds managed by affiliates of Putnam Management that have been deemed to be sponsored by Putnam Management for this purpose) (excluding net assets of such funds that are invested in, or that are invested in by, other such funds to the extent necessary to avoid “double counting” of those assets). Such annual rates may vary as follows:

0.550%	of the first $5 billion,
0.500%	of the next $5 billion,
0.450%	of the next $10 billion,
0.400%	of the next $10 billion,
0.350%	of the next $50 billion,
0.330%	of the next $50 billion,
0.320%	of the next $100 billion and
0.315%	of any excess thereafter.

For the reporting period, the management fee represented an effective rate (excluding the impact from any expense waivers in effect) of 0.383% of the fund’s average net assets.

Franklin Advisers has contractually agreed, through January 30, 2026, to waive fees and/or reimburse the fund’s expenses to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period. During the reporting period, the fund’s expenses were not reduced as a result of this limit.

Effective July 15, 2024, Franklin Advisers retained Putnam Management as sub-adviser for the fund pursuant to a new sub-advisory agreement. Pursuant to the agreement, Putnam Management provides certain advisory and related services to the fund. Franklin Advisers pays a monthly fee to Putnam Management based on the costs of Putnam Management in providing these services to the fund, which may include a mark-up not to exceed 15% over such costs.

During the period, PIL was authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Franklin Advisers from time to time. PIL did not manage any portion of the assets of the fund during the reporting period. Effective November 1, 2024, PIL, and its investment professionals, merged into Franklin Templeton Investment Management Limited (FTIML), an affiliate of the investment manager, and FTIML became a sub-advisor to the fund. If Franklin Advisers were to engage the services of FTIML or PIL, Franklin Advisers would pay a monthly sub-management fee to FTIML or PIL for its services at an annual rate of 0.20% of the average net assets of the portion of the fund managed by FTIML or PIL.

On January 1, 2024, a subsidiary of Franklin Templeton acquired Putnam U.S. Holdings I, LLC (“Putnam Holdings”), the parent company of Putnam Management and PIL, in a stock and cash transaction (the “Transaction”). As a result of the Transaction, Putnam Management and PIL became indirect, wholly-owned subsidiaries of Franklin Templeton. The Transaction also resulted in the automatic termination of the investment management contract between the fund and Putnam Management and the sub-management contract for the fund between Putnam Management and PIL that were in place for the fund before the Transaction (together, the “Previous Advisory Contracts”). However, for the period from January 1, 2024 until January 4, 2024, Putnam Management and PIL continued to provide uninterrupted services with respect to the fund pursuant to interim investment management and sub-management contracts (together, the “Interim Advisory Contracts”) that were approved by the Board of Trustees. The terms of the Interim Advisory Contracts were identical to those of the Previous Advisory Contracts, except for the term of the contracts and those provisions required by regulation. On January 4, 2024, new investment management and sub-management contracts were approved by fund shareholders at a shareholder meeting held in connection with the Transaction (together, the “New Advisory Contracts”). The New Advisory Contracts took effect on January 4, 2024 and replaced the Interim Advisory Contracts. The terms of the New Advisory Contracts are substantially similar to those of the Previous Advisory Contracts, and the fee rates payable under the New Advisory Contracts are the same as the fee rates under the Previous Advisory Contracts.

Effective June 1, 2024, Franklin Templeton Services provides certain administrative services to the fund. The fee for those services is paid by the fund’s investment manager based on the fund’s average daily net assets and is not an additional expense of the fund.

The fund reimburses Franklin Advisers an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

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Mortgage Securities Fund

Custodial functions for the fund’s assets are provided by State Street. Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

PSERV, an affiliate of Franklin Advisers, provides investor servicing agent functions to the fund. PSERV received fees for investor servicing for class A, class B, class C, class R and class Y shares that included (1) a per account fee for each direct and underlying non-defined contribution account (retail account) of the fund; (2) a specified rate of the fund’s assets attributable to defined contribution plan accounts; and (3) a specified rate based on the average net assets in retail accounts. PSERV has agreed that the aggregate investor servicing fees for each fund’s retail and defined contribution accounts for these share classes will not exceed an annual rate of 0.25% of the fund’s average assets attributable to such accounts.

Class R6 shares paid a monthly fee based on the average net assets of class R6 shares at an annual rate of 0.05%.

During the reporting period, the expenses for each class of shares related to investor servicing fees were as follows:

Amount
Class A	$794,926
Class B	284
Class C	4,025
Class R	8,606
Class R6	2,254
Class Y	54,388
Total	$864,483

The fund has entered into expense offset arrangements with PSERV and State Street whereby PSERV’s and State Street’s fees are reduced by credits allowed on cash balances. For the reporting period, the fund’s expenses were reduced by $37,228 under the expense offset arrangements.

Each Independent Trustee of the fund receives an annual Trustee fee, of which $325, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable from July 1, 1995 through December 31, 2023. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted distribution plans (the Plans) with respect to the following share classes pursuant to Rule 12b–1 under the 1940 Act. The purpose of the Plans is to compensate Franklin Distributors, or for periods prior to August 2, 2024, Putnam Retail Management, for services provided and expenses incurred in distributing shares of the fund. The Plans provide payments by the fund to Franklin Distributors and to Putnam Retail Management at an annual rate of up to the following amounts (Maximum %) of the average net assets attributable to each class. The Trustees have approved payment by the fund at the following annual rate (Approved %) of the average net assets attributable to each class. During the reporting period, the class-specific expenses related to distribution fees were as follows:

	Maximum %	Approved %	Franklin Distributors Amount	Putnam Retail Management Amount	Totals
Class A	0.35%	0.25%	$164,131	$795,456	$959,587
Class B	1.00%	1.00%	62	1,290	$1,352
Class C	1.00%	1.00%	2,731	16,658	$19,389
Class R	1.00%	0.50%	3,461	17,318	$20,779
Total			$170,385	$830,722	$1,001,107

For the period from August 2, 2024 through September 30, 2024, Franklin Distributors, acting as underwriter, received net commissions of $6,136 from the sale of class A shares and received $32 and $7 in contingent deferred sales charges from redemptions of class B and class C shares, respectively. For the period October 1, 2023 through August 1, 2024, Putnam Retail Management, acting as underwriter, received net commissions of $100,259 from the sale of class A shares and received no monies and $54 in contingent deferred sales charges from redemptions of class B and class C shares, respectively.

A deferred sales charge of up to 1.00% is accessed on certain redemptions of class A shares. For the period from August 2, 2024 through September 30, 2024, Franklin Distributors, acting as underwriter, received $24 on class A redemptions. For the period from October 1, 2023 through August 1, 2024, Putnam Retail Management, acting as underwriter, received $199 on class A redemptions.

Note 3: Purchases and sales of securities

During the reporting period, the cost of purchases and the proceeds from sales, excluding short-term investments, were as follows:

	Cost of purchases	Proceeds from sales
Investments in securities, including TBA commitments (Long-term)	$12,942,469,385	$12,894,514,268
U.S. government securities (Long-term)	—	—
Total	$12,942,469,385	$12,894,514,268

The fund may purchase or sell investments from or to other Putnam funds in the ordinary course of business, which can reduce the fund’s transaction costs, at prices determined in accordance with SEC requirements and policies approved by the Trustees. During the reporting period, purchases or sales of long-term securities from or to other Putnam funds, if any, did not represent more than 5% of the fund’s total cost of purchases and/or total proceeds from sales.

Note 4: Capital shares

At the close of the reporting period, there were an unlimited number of shares of beneficial interest authorized. Transactions, including, if applicable, direct exchanges pursuant to share conversions, in capital shares were as follows:

	YEAR ENDED 9/30/24		YEAR ENDED 9/30/23
Class A	Shares	Amount	Shares	Amount
Shares sold	3,657,522	$31,026,374	1,010,092	$9,117,721
Shares issued in connection with reinvestment of distributions	4,160,481	35,212,881	5,482,617	49,885,573
	7,818,003	66,239,255	6,492,709	59,003,294
Shares repurchased	(7,612,085)	(64,599,632)	(7,280,389)	(66,039,522)
Net increase (decrease)	205,918	$1,639,623	(787,680)	$(7,036,228)

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	YEAR ENDED 9/30/24 *		YEAR ENDED 9/30/23
Class B	Shares	Amount	Shares	Amount
Shares sold	—	$—	276	$2,541
Shares issued in connection with reinvestment of distributions	1,532	12,859	5,838	53,216
	1,532	12,859	6,114	55,757
Shares repurchased	(29,606)	(251,828)	(42,401)	(385,130)
Net decrease	(28,074)	$(238,969)	(36,287)	$(329,373)
	YEAR ENDED 9/30/24		YEAR ENDED 9/30/23
Class C	Shares	Amount	Shares	Amount
Shares sold	27,649	$229,774	22,498	$201,042
Shares issued in connection with reinvestment of distributions	20,418	170,537	39,817	359,272
	48,067	400,311	62,315	560,314
Shares repurchased	(134,196)	(1,124,836)	(150,401)	(1,349,068)
Net decrease	(86,129)	$(724,525)	(88,086)	$(788,754)
	YEAR ENDED 9/30/24		YEAR ENDED 9/30/23
Class R	Shares	Amount	Shares	Amount
Shares sold	57,640	$484,604	69,253	$614,601
Shares issued in connection with reinvestment of distributions	50,261	418,637	66,310	594,142
	107,901	903,241	135,563	1,208,743
Shares repurchased	(169,383)	(1,405,240)	(68,236)	(614,344)
Net increase (decrease)	(61,482)	$(501,999)	67,327	$594,399
	YEAR ENDED 9/30/24		YEAR ENDED 9/30/23
Class R6	Shares	Amount	Shares	Amount
Shares sold	96,428	$814,276	108,741	$983,244
Shares issued in connection with reinvestment of distributions	58,477	486,490	82,714	739,992
	154,905	1,300,766	191,455	1,723,236
Shares repurchased	(349,918)	(2,935,985)	(66,182)	(571,301)
Net increase (decrease)	(195,013)	$(1,635,219)	125,273	$1,151,935
	YEAR ENDED 9/30/24		YEAR ENDED 9/30/23
Class Y	Shares	Amount	Shares	Amount
Shares sold	1,967,596	$16,497,958	604,275	$5,339,585
Shares issued in connection with reinvestment of distributions	248,439	2,070,178	273,531	2,451,883
	2,216,035	18,568,136	877,806	7,791,468
Shares repurchased	(1,051,349)	(8,798,620)	(1,041,049)	(9,353,608)
Net increase (decrease)	1,164,686	$9,769,516	(163,243)	$(1,562,140)

* Effective September 5, 2024, the fund has terminated its class B shares.

Note 5: Affiliated transactions

Transactions during the reporting period with any company which is under common ownership or control were as follows:

Name of affiliate	Fair value as of 9/30/23	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 9/30/24
Short-term investments
Putnam Short Term Investment Fund Class P*	$34,720,456	$269,150,163	$239,105,866	$2,016,184	$64,764,753
Total Short-term investments	$34,720,456	$269,150,163	$239,105,866	$2,016,184	$64,764,753
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management and Franklin Advisers, as applicable. There were no realized or unrealized gains or losses during the period.

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Mortgage Securities Fund

Note 6: Market, credit and other risks

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. The fund may invest in higher-yielding, lower-rated bonds that may have a higher rate of default. The fund may invest a significant portion of its assets in securitized debt instruments, including mortgage-backed and asset-backed investments. The yields and values of these investments are sensitive to changes in interest rates, the rate of principal payments on the underlying assets and the market’s perception of the issuers. The market for these investments may be volatile and limited, which may make them difficult to buy or sell.

Note 7: Summary of derivative activity

The volume of activity for the reporting period for any derivative type that was held during the period is listed below and was based on an average of the holdings at the end of each fiscal quarter:

Purchased swap option contracts (contract amount)	$408,900,000
Written swap option contracts (contract amount)	$216,700,000
Futures contracts (number of contracts)	500
OTC interest rate swap contracts (notional)	$334,600,000
Centrally cleared interest rate swap contracts (notional)	$737,400,000
OTC credit default contracts (notional)	$40,500,000

The following is a summary of the fair value of derivative instruments as of the close of the reporting period:

Fair value of derivative instruments as of the close of the reporting period
	Asset derivatives		Liability derivatives
Derivatives not accounted for as hedging instruments under ASC 815	Statement of assets and liabilities location	Fair value	Statement of assets and liabilities location	Fair value
Credit contracts	Receivables	$3,065,229	Payables	$2,477,906
Interest rate contracts	Receivables, Net assets — Unrealized appreciation	5,152,347 *	Payables, Net assets — Unrealized depreciation	15,953,996 *
Total		$8,217,576		$18,431,902
* Includes cumulative appreciation/depreciation of futures contracts and/or centrally cleared swaps as reported in the fund’s portfolio. Only current day’s variation margin is reported within the Statement of assets and liabilities.

The following is a summary of realized and change in unrealized gains or losses of derivative instruments in the Statement of operations for the reporting period (Note 1):

Amount of realized gain or (loss) on derivatives recognized in net gain or (loss) on investments
Derivatives not accounted for as hedging instruments under ASC 815	Options	Futures	Swaps	Total
Credit contracts	$—	$—	$1,214,076	$1,214,076
Interest rate contracts	4,170,058	(125,492)	(9,662,889)	$(5,618,323)
Total	$4,170,058	$(125,492)	$(8,448,813)	$(4,404,247)
Change in unrealized appreciation or (depreciation) on derivatives recognized in net gain or (loss) on investments
Derivatives not accounted for as hedging instruments under ASC 815	Options	Futures	Swaps	Total
Credit contracts	$—	$—	$(2,041,661)	$(2,041,661)
Interest rate contracts	(3,056,284)	(652,125)	(9,088,953)	$(12,797,362)
Total	$(3,056,284)	$(652,125)	$(11,130,614)	$(14,839,023)

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Note 8: Offsetting of financial and derivative assets and liabilities

The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions or borrowing transactions associated with securities sold short, if any, see Note 1. For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to the master netting agreements in the Statement of assets and liabilities.

	Bank of America N.A.	Barclays Bank PLC	Barclays Capital, Inc. (clearing broker)	Citigroup Global Markets, Inc.	Goldman Sachs International	JPMorgan Chase Bank N.A.	JPMorgan Securities LLC
Assets:
OTC Interest rate swap contracts *#	$—	$—	$—	$—	$—	$—	$—
Centrally cleared interest rate swap contracts §	—	—	2,459,483	—	—	—	—
OTC Credit default contracts — protection sold *#	—	—	—	—	—	—	—
OTC Credit default contracts — protection purchased *#	—	—	—	1,751,799	45,443	—	29,055
Futures contracts §	—	—	—	—	—	—	143,614
Forward premium swap option contracts #	1,049,067	362,650	—	—	24,599	253,311	—
Total Assets	$1,049,067	$362,650	$2,459,483	$1,751,799	$70,042	$253,311	$172,669
Liabilities:
OTC Interest rate swap contracts *#	—	—	—	—	—	—	—
Centrally cleared interest rate swap contracts §	—	—	963,141	—	—	—	—
OTC Credit default contracts — protection sold *#	—	—	—	1,555,030	27,053	—	217,747
OTC Credit default contracts — protection purchased *#	—	—	—	—	—	—	—
Futures contracts §	—	—	—	—	—	—	—
Forward premium swap option contracts #	1,712,653	165,396	—	—	—	174,494	—
Total Liabilities	$1,712,653	$165,396	$963,141	$1,555,030	$27,053	$174,494	$217,747
Total Financial and Derivative Net Assets	$(663,586)	$197,254	$1,496,342	$196,769	$42,989	$78,817	$(45,078)
Total collateral received (pledged) †##	$(654,339)	$170,000	$—	$196,769	$42,989	$—	$(45,078)
Net amount	$(9,247)	$27,254	$1,496,342	$—	$—	$78,817	$—
Controlled collateral received (including TBA commitments)**	$—	$170,000	$—	$200,000	$130,000	$—	$—
Uncontrolled collateral received	$—	$—	$—	$—	$—	$—	$—
Collateral (pledged) (including TBA commitments)**	$(654,339)	$—	$—	$—	$—	$—	$(410,911)

	Merrill Lynch International	Mizuho Capital Markets LLC	Morgan Stanley & Co. LLC	Morgan Stanley & Co. International PLC	Wells Fargo Bank, N.A.	Total
Assets:
OTC Interest rate swap contracts *#	$—	$—	$—	$47,053	$—	$47,053
Centrally cleared interest rate swap contracts §	—	—	—	—	—	2,459,483
OTC Credit default contracts — protection sold *#	—	—	—	—	—	—
OTC Credit default contracts — protection purchased *#	12,442	—	—	1,226,490	—	3,065,229
Futures contracts §	—	—	—	—	—	143,614
Forward premium swap option contracts #	—	17,307	—	—	—	1,706,934
Total Assets	$12,442	$17,307	$—	$1,273,543	$—	$7,422,313
Liabilities:
OTC Interest rate swap contracts *#	—	—	—	—	—	—
Centrally cleared interest rate swap contracts §	—	—	—	—	—	963,141
OTC Credit default contracts — protection sold *#	389,277	—	—	288,799	—	2,477,906
OTC Credit default contracts — protection purchased *#	—	—	—	—	—	—
Futures contracts §	—	—	—	—	—	—
Forward premium swap option contracts #	—	5,253	—	—	—	2,057,796
Total Liabilities	$389,277	$5,253	$—	$288,799	$—	$5,498,843
Total Financial and Derivative Net Assets	$(376,835)	$12,054	$—	$984,744	$—	$1,923,470
Total collateral received (pledged) †##	$(376,835)	$—	$—	$878,000	$—
Net amount	$—	$12,054	$—	$106,744	$—
Controlled collateral received (including TBA commitments)**	$—	$—	$—	$878,000	$167,374	$1,545,374
Uncontrolled collateral received	$—	$—	$—	$—	$—	$—
Collateral (pledged) (including TBA commitments)**	$(463,512)	$—	$(152,510)	$—	$—	$(1,681,272)

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Mortgage Securities Fund

*	Excludes premiums, if any. Included in unrealized appreciation and depreciation on OTC swap contracts on the Statement of assets and liabilities.
**	Included with Investments in securities on the Statement of assets and liabilities.
†	Additional collateral may be required from certain brokers based on individual agreements.
#	Covered by master netting agreement (Note 1).
##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.
§	Includes current day’s variation margin only as reported on the Statement of assets and liabilities, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund’s portfolio. Collateral pledged for initial margin on futures contracts and centrally cleared swap contracts, which is not included in the table above, amounted to $472,483 and $15,755,122, respectively.

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Federal tax information (Unaudited)

For the reporting period, pursuant to §871(k) of the Internal Revenue Code, the fund hereby designates $29,480,311 of distributions paid as qualifying to be taxed as interest-related dividends, and no amount to be taxed as short-term capital gain dividends for nonresident alien shareholders.

The Form 1099 that will be mailed to you in January 2025 will show the tax status of all distributions paid to your account in calendar 2024.

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Mortgage Securities Fund

Changes in and disagreements with accountants

Not applicable

Results of any shareholder votes (Unaudited)
January 4, 2024 special meeting
At the meeting, a new Management Contract for your fund with Putnam Investment Management, LLC was approved, as follows:
Votes for	Votes against	Abstentions/Votes withheld
21,529,280	1,006,942	2,637,332
At the meeting, a new Sub-Management Contract for your fund between Putnam Investment Management, LLC and Putnam Investments Limited was approved, as follows:
Votes for	Votes against	Abstentions/Votes withheld
21,372,667	1,090,682	2,710,204
All tabulations are rounded to the nearest whole number.

Remuneration paid to directors, officers, and others

Remuneration paid to directors, officers, and others is included in the Notes to financial statements above.

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Board approval of management and subadvisory agreements (Unaudited)

At its meeting on September 27, 2024, the Board of Trustees of your fund, including all of the Trustees who are not “interested persons” (as this term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of the Putnam mutual funds, closed-end funds and exchange-traded funds (collectively, the “funds”) (the “Independent Trustees”), approved a new Sub-Advisory Agreement (the “New FTIML Sub-Advisory Agreement”) between Franklin Advisers, Inc. (“Franklin Advisers”) and its affiliate, Franklin Templeton Investment Management Limited (“FTIML”). Franklin Advisers and FTIML are each direct or indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Templeton”). (Because FTIML is an affiliate of Franklin Advisers and Franklin Advisers remains fully responsible for all services provided by FTIML, the Trustees did not attempt to evaluate FTIML as a separate entity.)

The Board of Trustees, with the assistance of its Contract Committee (which consists solely of Independent Trustees) and its independent legal counsel (as that term is defined in Rule 0-1(a)(6)(i) under the 1940 Act), requested and evaluated all information it deemed reasonably necessary under the circumstances in connection with its review of the New FTIML Sub-Advisory Agreement. At its September 2024 meeting, the Contract Committee met with representatives of Franklin Templeton, and separately in executive session, to consider the information provided. At the September Trustees’ meetings, the Contract Committee also met in executive session with the other Independent Trustees to discuss its observations and recommendations. Throughout this process, the Contract Committee was assisted by the members of the Board of Trustees’ independent staff and by independent legal counsel for the Independent Trustees.

Considerations in connection with the Trustees’ approval of the New FTIML Sub-Advisory Agreement

The Trustees considered the proposed New FTIML Sub-Advisory Agreement in connection with the planned November 1, 2024 merger (the “Merger”) of Putnam Investments Limited (“PIL”), an affiliate of Franklin Advisers and a sub-adviser to your fund prior to the Merger, with and into FTIML. In connection with the Merger, PIL investment professionals would become employees of FTIML, and, upon consummation of the Merger, PIL would cease to exist as a separate legal entity.

The Trustees noted that Franklin Templeton viewed the Merger as a further step in the integration of the legacy Putnam and Franklin Templeton organizations, offering potential operational efficiencies and enhanced investment resources for the funds. The Trustees also considered, among other factors, that:

• The Merger and the New FTIML Sub-Advisory Agreement would not result in any reduction or material change in the nature or the level of the sub-advisory services provided to the funds;

• The PIL portfolio managers who are responsible for the day-to-day management of the applicable funds would be the same immediately prior to, and immediately after, the Merger, and these investment personnel would have access to the same research and other resources to support their respective investment advisory functions and operate under the same conditions both immediately before and after the Merger;

• Despite a change in the sub-advisory fee structure for certain funds, the New FTIML Sub-Advisory Agreement would not result in an increase in the advisory fee rates payable by each fund, as Franklin Advisers would be responsible for overseeing the investment advisory services provided to the applicable funds by FTIML under the New FTIML Sub-Advisory Agreement and would compensate FTIML for such services out of the fees it receives under each fund’s Management Contract with Franklin Advisers; and

• The terms of the New FTIML Sub-Advisory Agreement were substantially similar to those under the New PIL Sub-Management Contract (defined below) 1 between Franklin Advisers and PIL.

The Trustees also considered that, prior to the Merger, counsel to Franklin Advisers and FTIML had provided a legal opinion that the Merger and the appointment of FTIML as sub-adviser to the funds would not result in an “assignment” under the 1940 Act of the New PIL Sub-Management Contract and that the New FTIML Sub-Advisory Agreement did not require shareholder approval.

The Trustees also took into account that they had most recently approved the fund’s New PIL Sub-Management Contract in June 2024. Because, other than the parties to the contract, the revised sub-advisory fee structure for certain funds, and certain other non-substantive changes to contractual terms, the New FTIML Sub-Advisory Agreement was substantially similar to the New PIL Sub-Management Contract, the Trustees relied to a considerable extent on their previous approval of the New PIL Sub-Management Contract, which is described below.

Board of Trustees’ Conclusions

After considering the factors described above and those described below under the heading “Considerations and conclusions in connection with the Trustees’ June 2024 approvals,” as well as other factors, the Board of Trustees, including all of the Independent Trustees, concluded that the fees payable under the New FTIML Sub-Advisory Agreement represented reasonable compensation in light of the nature and quality of the services that would be provided to the funds, and determined to approve the New FTIML Sub-Advisory Agreement for your fund. These conclusions were based on a comprehensive consideration of all information provided to the Trustees and were not the result of any single factor.

Considerations and conclusions in connection with the Trustees’ June 2024 approvals

At its meeting on June 28, 2024, the Board of Trustees of your fund, including all of the Independent Trustees, approved a New Management Contract (defined below) between your fund and Franklin Advisers, a New PIL Sub-Management Contract (defined below) for your fund between Franklin Advisers and its affiliate, PIL, and a new subadvisory agreement (the “New Putnam Management Subadvisory Agreement”) for your fund between Franklin Advisers and Putnam Investment Management, LLC (“Putnam Management”) (collectively, the “New Advisory Contracts”). Franklin Advisers, Putnam Management, and PIL are each direct or indirect, wholly-owned subsidiaries of Franklin Templeton.

The Trustees considered the proposed New Advisory Contracts in connection with an internal reorganization (the “Reorganization”) whereby the fixed income and Investment Solutions investment operations of Putnam Management, your fund’s investment adviser prior to the Reorganization, were combined with those of Franklin Advisers. As part of the Reorganization, Franklin Advisers assumed the role of investment

1 The New PIL Sub-Management Contract was operative until the effective date of the Merger, November 1, 2024, and was replaced by the New FTIML Sub-Advisory Agreement effective as of that date.

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Mortgage Securities Fund

adviser for your fund and the other Putnam fixed income and Investment Solutions mutual funds, exchange-traded funds and closed-end funds (collectively, the “FI/IS Funds”), which was accomplished through a transfer by Putnam Management of all of its rights and obligations under the previous management contracts between Putnam Management and the FI/IS Funds (the “Previous Management Contracts”) and the previous sub-management contract between Putnam Management and its affiliate, PIL, with respect to the FI/IS Funds (the “Previous Sub-Management Contract,” and, together with the Previous Management Contracts, the “Previous Contracts”) to Franklin Advisers (the “Contract Transfers”) by means of assignment and assumption agreements (the Previous Management Contracts and the Previous Sub-Management Contract, as modified by the terms of the related assignment and assumption agreements, are hereinafter referred to as the “New Management Contracts” and the “New PIL Sub-Management Contract,” respectively). (Because PIL is an affiliate of Franklin Advisers and Franklin Advisers remains fully responsible for all services provided by PIL, the Trustees did not attempt to evaluate PIL as a separate entity.)

In addition to the New Management Contracts and New PIL Sub-Management Contract, the Board of Trustees of your fund considered and approved the New Putnam Management Subadvisory Agreement pursuant to which Franklin Advisers retained Putnam Management as sub-adviser for each FI/IS Fund so that, following the Reorganization, Putnam Management’s equity team, which was not part of the Reorganization, could continue to provide certain services that it had historically provided to the FI/IS Funds, including, as applicable, the management of the equity portion of a FI/IS Fund’s portfolio, including equity trade execution services, the provision of derivatives and other investment trading facilities for a transitional period, and the provision of proxy voting services for a transitional period (the “Services”).

In connection with the review process, the Independent Trustees’ independent legal counsel (as that term is defined in Rule 0-1(a)(6)(i) under the 1940 Act) met with representatives of Putnam Management and Franklin Templeton to discuss the contract review materials that would be furnished to the Contract Committee. The Board of Trustees, with the assistance of its Contract Committee (which consists solely of Independent Trustees) and its independent legal counsel, requested and evaluated all information it deemed reasonably necessary under the circumstances in connection with its review of the New Management Contracts. Over the course of several months ending in June 2024, the Contract Committee met on a number of occasions with representatives of Putnam Management and Franklin Templeton, and separately in executive session, to consider the information provided. Throughout this process, the Contract Committee was assisted by the members of the Board of Trustees’ independent staff and by independent legal counsel for the Independent Trustees.

At the Board of Trustees’ June 2024 meeting, the Contract Committee met in executive session to discuss and consider its recommendations with respect to the approval of the New Advisory Contracts. At that meeting, the Contract Committee also met in executive session with the other Independent Trustees to discuss its observations and recommendations.

The Trustees noted that Franklin Templeton viewed the Reorganization as a further step in the integration of the legacy Putnam Management and Franklin Advisers fixed income and Investment Solutions organizations, offering potential operational efficiencies and enhanced investment resources for the FI/IS Funds. The Trustees also considered, among other factors, that:

• The Contract Transfers would not result in a change in the senior management at Franklin Templeton, so that the same management will be in place before and after the Contract Transfers, which contemplate no reduction in the nature and level of the advisory and administrative services provided to the FI/IS Funds;

• The portfolio managers who are responsible for the day-to-day management of the FI/IS Funds would be the same immediately prior to, and immediately after, the Contract Transfers, and these investment personnel would have access to the same research and other resources to support their respective investment management functions both before and immediately after the Contract Transfers; and

• The Contract Transfers would not result in an increase in the advisory fee rates payable by each FI/IS Fund and that, other than an acknowledgment by Franklin Advisers and Putnam Management that for purposes of the New Management Contracts, each applicable FI/IS Fund will continue to be “an open-end fund sponsored by Putnam Management,” for purposes of calculating the advisory fee rates, and updating the parties to the agreements, the terms of the New Management Contracts and New PIL Sub-Management Contract were substantially identical to those under the Previous Contracts (including with respect to the term of the New Management Contracts and New PIL Sub-Management Contract, which run through June 30, 2025, unless the contracts are sooner terminated or continued pursuant to their terms).

With respect to the New Putnam Management Subadvisory Agreement, the Trustees considered that, under the agreement, Putnam Management would provide any necessary Services to the applicable FI/IS Fund under generally the same terms and conditions related to the FI/IS Fund as such Services were previously provided by Putnam Management under the FI/IS Fund’s Previous Management Contract. The Trustees also considered that Franklin Advisers would be responsible for overseeing the Services provided to the FI/IS Funds by Putnam Management under the New Putnam Management Subadvisory Agreement and would compensate Putnam Management for such services out of the fees it receives under the New Management Contracts. The Trustees further noted Franklin Advisers’ and Putnam Management’s representations that Putnam Management’s appointment as sub-adviser to the FI/IS Funds would not result in any material change in the nature or level of investment advisory services provided to the FI/IS Funds.

The Trustees also considered that, prior to the Reorganization, counsel to Franklin Advisers and Putnam Management had provided a legal opinion that the Contract Transfers would not result in an “assignment” under the 1940 Act of the Previous Contracts or a material amendment of those contracts, and, therefore, the New Management Contracts and New PIL Sub-Management Contract did not require shareholder approval. In addition, the Trustees considered that counsel to Franklin Advisers and Putnam Management had provided a legal opinion that shareholder approval of the New Putnam Management Subadvisory Agreement was not required under the 1940 Act.

General conclusions

In addition to the above considerations, the Independent Trustees’ approvals were based on the following conclusions:

• That the fee schedule in effect for your fund represented reasonable compensation in light of the nature and quality of the services being provided to the fund, the fees paid by competitive funds and the application of certain reductions and waivers noted below; and

• That the fee schedule in effect for your fund represented an appropriate sharing between fund shareholders and Franklin Advisers of any

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31

economies of scale as may exist in the management of the fund at current asset levels.

These conclusions were based on a comprehensive consideration of all information provided to the Trustees and were not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered these factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors. The considerations and conclusions discussed herein were also informed by the fact that there would be continuity in the management of the FI/IS Funds, including your fund, immediately following the Reorganization (i.e., the same portfolio managers that managed the fund prior to the Reorganization would be in place immediately following the Reorganization). The Trustees also considered that the FI/IS Funds had no operating history with Franklin Templeton or its affiliates prior to 2024.

Management fee schedules and total expenses

Under its Previous Management Contract and under its New Management Contract, your fund has the benefit of breakpoints in its management fee schedule that provide shareholders with reduced fee levels as assets under management in the Putnam family of funds increase (“Fund Family Breakpoints”). The Trustees considered that breakpoints in a fund’s management fee schedule, such as the Fund Family Breakpoints in place for your fund, were one way in which economies of scale in managing a fund can be shared with the fund’s shareholders. The Trustees reviewed the total expenses of each Putnam fund, recognizing that in most cases management fees represented the major, but not the sole, determinant of total costs to fund shareholders. (Two mutual funds and each of the exchange-traded funds have implemented so-called “all-in” or unitary management fees covering substantially all routine fund operating costs.)

As in the past, the Trustees also focused on the competitiveness of each fund’s total expense ratio. The Trustees, Putnam Management and the funds’ investor servicing agent, Putnam Investor Services, Inc. (“PSERV”), have implemented expense limitations. These expense limitations were: (i) a contractual expense limitation applicable to specified mutual funds, including your fund, of 25 basis points on investor servicing fees and expenses and (ii) a contractual expense limitation applicable to specified mutual funds, including your fund, of 20 basis points on so-called “other expenses” (i.e., all expenses exclusive of management fees, distribution fees, investor servicing fees, investment-related expenses, interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses). These expense limitations attempt to maintain competitive expense levels for the funds. Most funds, including your fund, had sufficiently low expenses that these expense limitations were not operative during their fiscal years ending in 2023. Franklin Advisers, who now serves as your fund’s investment adviser following the Reorganization, and PSERV have agreed to maintain these expense limitations until at least January 30, 2026. Franklin Advisers’ and PSERV’s commitment to these expense limitation arrangements, which were intended to support an effort to have fund expenses meet competitive standards, was an important factor in the Trustees’ decision to approve your fund’s New Advisory Contracts.

The Trustees reviewed comparative fee and expense information for a custom group of competitive funds selected by Broadridge Financial Solutions, Inc. (“Broadridge”). This comparative information included your fund’s percentile ranking for effective management fees and total expenses (excluding any applicable 12b-1 fees), which provides a general indication of your fund’s relative standing. In the custom peer group, your fund ranked in the second quintile in effective management fees (determined for your fund and the other funds in the custom peer group based on fund asset size and the applicable contractual management fee schedule) and in the third quintile in total expenses (excluding any applicable 12b-1 fees) as of December 31, 2023. The first quintile represents the least expensive funds and the fifth quintile the most expensive funds. The fee and expense data reported by Broadridge as of December 31, 2023 reflected the most recent fiscal year-end data available in Broadridge’s database at that time.

In connection with their review of fund management fees and total expenses, the Trustees also reviewed the costs of the services provided and the profits realized by Putnam Management and its affiliates from their contractual relationships with the funds. This information included year-over-year data with respect to revenues, expenses and profitability of Putnam Management and its affiliates relating to the investment management, investor servicing and distribution services provided to the funds, as applicable. In this regard, the Trustees also reviewed an analysis of the revenues, expenses and profitability of Putnam Management and its affiliates, allocated on a fund-by-fund basis, with respect to (as applicable) the funds’ management, distribution and investor servicing contracts. For each fund, the analysis presented information about revenues, expenses and profitability in 2023 for each of the applicable agreements separately and for the agreements taken together on a combined basis. The Trustees also reviewed the revenues, expenses and profitability of Franklin Templeton’s global investment management business and its U.S. registered investment company business, which includes the financial results of Franklin Advisers. Because the FI/IS Funds had no operating history with Franklin Templeton or its affiliates, the Trustees did not review fund-by-fund profitability information for Franklin Templeton. The Trustees concluded that, at current asset levels, the fee schedules in place for each of the funds, including the fee schedule for your fund, represented reasonable compensation for the services to be provided by Franklin Advisers (which are substantially identical to those historically provided by Putnam Management) and represented an appropriate sharing between fund shareholders and Franklin Advisers of any economies of scale as may exist in the management of the funds at that time.

The information examined by the Trustees in connection with their review of the New Advisory Contracts included information regarding services provided and fees charged by Putnam Management and its affiliates to other clients, including collective investment trusts offered in the defined contribution retirement plan market, sub-advised mutual funds, private funds sponsored by affiliates of Putnam Management, model-only separately managed accounts and Putnam Management’s manager-traded separately managed account programs. This information included, in cases where a product’s investment strategy corresponds with a FI/IS Fund’s strategy, comparisons of those fees with fees charged to the funds, as well as an assessment of the differences in the services provided to these clients as compared to the services provided to the funds. The Trustees also considered information regarding services provided and fees charged by Franklin Advisers and its other Franklin Templeton affiliates to other clients, including U.S. registered mutual funds, funds organized outside of the United States (i.e., offshore funds), separate accounts (including separately managed accounts), collective investment trusts and sub-advised funds, which included, where applicable, the specific fees charged to strategies that are comparable to those of the FI/IS Funds. The Trustees observed that the differences in fee

32
Mortgage Securities Fund

rates between these clients and the funds are by no means uniform when examined by individual asset sectors, suggesting that differences in the pricing of investment management services to these types of clients may reflect, among other things, historical competitive forces operating in separate marketplaces. The Trustees considered the fact that in many cases fee rates across different asset classes are higher on average for 1940 Act-registered funds than for other clients, and the Trustees also considered the differences between the services that Putnam Management historically provided and that Franklin Advisers will provide to the FI/IS Funds as investment adviser and those that they provide to their other clients. The Trustees did not rely on these comparisons to any significant extent in concluding that the management fees paid by your fund are reasonable.

Investment performance

The quality of the investment process provided by Putnam Management represented a major factor in the Trustees’ evaluation of the quality of services provided by Putnam Management under your fund’s Previous Management Contract and was also a significant factor in considering approval of your fund’s New Management Contract, since the portfolio managers of your fund that were employed by Putnam Management prior to the Reorganization would continue to serve as portfolio managers of your fund immediately following the Reorganization as employees of Franklin Advisers. The Trustees were assisted in their review of Putnam Management’s investment process and performance by the work of the investment oversight committees of the Trustees and the full Board of Trustees, which met on a regular basis with individual portfolio managers and with senior management of Putnam Management’s Investment Division throughout the year. The Trustees concluded that Putnam Management generally provided a high-quality investment process — based on the experience and skills of the individuals assigned to the management of fund portfolios, the resources made available to them and in general Putnam Management’s ability to attract and retain high-quality personnel — but also recognized that this does not guarantee favorable investment results for every fund in every time period. In addition to Putnam Management’s investment process and performance, the Trustees considered aggregate performance information for Franklin Advisers’ fixed income and Investment Solutions investment strategies, and also met with senior investment leadership at Franklin Advisers, including the respective heads of the fixed income and Investment Solutions teams and the Head of Public Market Investments.

The Trustees considered that, in the aggregate, peer-relative and benchmark-relative Putnam fund performance was generally strong in 2023 against a backdrop of largely solid fixed income markets and strong but volatile equity markets, which were characterized by a concentration of performance among large-cap growth stocks. The Trustees also noted that corporate earnings and employment figures continued to generally show strength, underpinning market rallies in 2023, while inflation concerns, Federal Reserve actions to reduce inflation and geopolitical tensions continued to be a focus of investors. For the one-year period ended December 31, 2023, the Trustees considered that the Putnam funds, on an asset-weighted basis, ranked in the 32nd percentile of their peers as determined by LSEG Lipper (“Lipper”) and, on an asset-weighted-basis, outperformed their benchmarks by 2.8% gross of fees over the one-year period. The Committee also noted that the funds’ aggregate performance over longer-term periods continued to be strong, with the funds, on an asset-weighted basis, ranking in the 31st, 21st, and 22nd percentiles of their Lipper peers over the three-year, five-year and ten-year periods ended December 31, 2023, respectively. The Trustees further noted that the funds, in the aggregate, outperformed their benchmarks on a gross basis for each of the three-year, five-year and ten-year periods. The Trustees also considered the Morningstar, Inc. ratings assigned to the funds, noting that 45 funds were rated four or five stars at the end of 2023, which represented an increase of 5 funds year-over-year. The Trustees also considered that 18 funds were five-star rated at the end of 2023, which was a year-over-year increase of 11 funds, and that 90% of the funds’ aggregate assets were in four- or five-star rated funds at year end.

In addition to the performance of the individual Putnam funds, the Trustees considered, as they had in prior years, the performance of The Putnam Fund complex versus competitor fund complexes, as reported in the Barron’s/Lipper Fund Families survey (the “Survey”). The Trustees noted that the Survey ranks mutual fund companies based on their performance across a variety of asset types, and that The Putnam Fund complex had performed exceptionally well in 2023. In this regard, the Trustees considered that The Putnam Fund complex had ranked 1st out of 49 fund companies, 1st out of 47 fund companies and 5th out of 46 fund companies for the one-year, five-year and ten-year periods, respectively. The Trustees also noted that 2023 had marked the seventh year in a row that The Putnam Fund complex had ranked in the top ten fund companies. They also noted, however, the disappointing investment performance of some Putnam funds for periods ended December 31, 2023 and considered information provided by Putnam Management regarding the factors contributing to the underperformance and, where relevant, actions being taken to improve the performance of these particular funds. The Trustees indicated their intention to continue to monitor the performance of those funds.

For purposes of the Trustees’ evaluation of the Putnam funds’ investment performance, the Trustees generally focus on a competitive industry ranking of each fund’s total net return over a one-year, three-year and five-year period. In the case of your fund, the Trustees considered that its class A share cumulative total return performance at net asset value was in the following quartiles of its Lipper peer group (Lipper U.S. Mortgage Funds) for the one-year, three-year and five-year periods ended December 31, 2023 (the first quartile representing the best-performing funds and the fourth quartile the worst-performing funds):

One-year period	Three-year period	Five-year period
4th	4th	4th

Over the one-year, three-year and five-year periods ended December 31, 2023, there were 148, 132 and 119 funds, respectively, in your fund’s Lipper peer group. (When considering performance information, shareholders should be mindful that past performance is not a guarantee of future results.)

The Trustees expressed concern about your fund’s fourth quartile performance over the one-year, three-year and five-year periods ended December 31, 2023 and considered the circumstances that may have contributed to this disappointing performance. The Trustees considered Putnam Management’s observation that significant underperformance in both the commercial mortgage sector and the prepayment-sensitive residential mortgage sector contributed to the fund’s disappointing results. The Trustees noted Putnam Management’s observation that prepayment strategies had suffered in 2021 as a result of significantly elevated refinancing (given strong home price appreciation and low interest rates) relative to expectations and that the commercial mortgage-backed securities sector had struggled in 2020 and 2023. In addition, the Trustees considered the negative impact that the fund’s term structure strategies had on performance in 2021.

Mortgage Securities Fund
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The Trustees considered Putnam Management’s observation regarding the portfolio managers’ focus on diversification and on adding to the number of the fund’s investment themes going forward. The Trustees also considered that the fund had top quartile performance over the one-year period ended March 31, 2024, partly due to the solid performance of the commercial mortgage sector. The Trustees noted that Putnam Management remained confident in the fund’s portfolio managers.

As a general matter, the Trustees believe that cooperative efforts between the Trustees and a fund’s investment adviser represent the most effective way to address investment performance concerns that may arise from time to time. The Trustees noted that investors in the Putnam funds have, in effect, placed their trust in the Putnam organization, under the oversight of the funds’ Trustees, to make appropriate decisions regarding the management of the funds. The Trustees also considered that Putnam Management has made changes in light of subpar investment performance when warranted. The Trustees concluded that it continued to be advisable to seek change within the fund’s investment adviser to address performance shortcomings. In the Trustees’ view, the alternative of engaging a new investment adviser for an underperforming fund, with all the attendant risks and disruptions, would not likely provide any greater assurance of improved investment performance.

Brokerage and soft-dollar allocations and other benefits; distribution

The Trustees considered various potential benefits that Franklin Advisers and Putnam Management may receive in connection with the services provided under the New Advisory Contracts to your fund. These include benefits related to brokerage allocation and the use of soft dollars, whereby a portion of the commissions paid by a fund for brokerage may be used to acquire research services that are expected to be useful to Franklin Advisers and Putnam Management in managing the assets of the fund and of other clients. Subject to policies established by the Trustees, soft dollars generated by these means are used predominantly to acquire brokerage and research services (including third-party research and market data) that would enhance Franklin Advisers’ and Putnam Management’s investment capabilities and supplement their internal research efforts. The Trustees intend to continue to monitor regulatory and industry developments in this area with the assistance of their Brokerage Committee. In addition, with the assistance of their Brokerage Committee, the Trustees intend to continue to monitor the allocation of the funds’ brokerage in order to ensure that the principle of seeking best price and execution remains paramount in the portfolio trading process. Your fund is not expected to generate a significant amount of soft-dollar credits.

The Trustees also considered other potential benefits that Franklin Advisers and Putnam Management may receive in connection with the services provided under the New Advisory Contracts to your fund. These potential benefits included, among others, Franklin Advisers’ and Putnam Management’s registered fund businesses aiding in the growth of their non-registered fund businesses and the use of an affiliated transfer agent’s services (in the case of your fund, PSERV, which is affiliated with Franklin Advisers and Putnam Management), where the fees for those services are paid by the fund.

Franklin Advisers may also receive benefits from payments made to Franklin Advisers’ affiliates by the mutual funds for distribution services. In connection with the consolidation of Putnam Retail Management Limited Partnership (“PRM”) with Franklin Distributors, LLC (“FD”), which took place on August 2, 2024 (the “Consolidation”), the Trustees appointed FD as principal underwriter of the mutual funds, effective on August 2, 2024. Both PRM and FD are affiliates of Franklin Advisers and Putnam Management. In approving the continuation of your fund’s distribution plans, the Trustees concluded that the fees payable by the mutual funds to PRM, prior to FD succeeding PRM as principal underwriter for the mutual funds, and to be paid to FD, once it assumed the role of principal underwriter, for distribution services were fair and reasonable in relation to the nature and quality of such services, the fees paid by competitive funds and the costs incurred by PRM and FD, as applicable, in providing such services.

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Mortgage Securities Fund

© 2024 Franklin Templeton. All rights reserved.	38913-AFSOI 11/24

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included in Item 7 above.

Item 9. Proxy Disclosure for Open-End Management Investment Companies.

Included in Item 7 above.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included in Item 7 above.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included in Item 7 above.

Item 12. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 13. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 16. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 17. Disclosures of Securities Lending Activities for Closed-End Investment Companies:

Not Applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a) No

(b) No

Item 19. Exhibits:

(a)(1) The Code of Ethics of The Putnam Funds and Franklin Templeton are filed herewith.

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed.

(a)(3) A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are filed herewith:

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Mortgage Securities Fund

By (Signature and Title):

/s/ Jeffrey White

Jeffrey White Principal Accounting Officer

Date: November 22, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz

Jonathan S. Horwitz Principal Executive Officer

Date: November 22, 2024

By (Signature and Title):

/s/ Jeffrey White

Jeffrey White Principal Financial Officer

Date: November 22, 2024